As filed with the Securities and Exchange Commission on October 11, 2013
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 150	[X]
and/or

REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 154	[X]
(Check appropriate box or boxes)

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick
116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:
Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:                      As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
 Horizons West Multi-Strategy Hedged Income Fund
(formerly known as the Prophecy Alpha Trading Fund)
Fund
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

PART A

FORM N-1A

PROSPECTUS

Horizons West Multi-Strategy
Hedged Income Fund

PROSPECTUS

October 11, 2013

Institutional Class Shares   (HWINX)
Class A Shares (HWCVX)
Class C Shares (HWCPX)

A series of the

Starboard Investment Trust

This prospectus contains information about the Horizons West Multi-Strategy Hedged Income Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money, and keep it for future reference.  This prospectus relates to the Institutional, Class A, and Class C Shares offered by the Fund.  For questions or for Shareholder Services, please call 1-800-773-3863.

The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Page

Summary	2
Investment Objective	2
Fees and Expenses of the Fund	2
Principal Investment Strategies	3
Principal Risks of Investing in the Fund	5
Performance Information	12
Management	12
Purchase and Sale of Fund Shares	12
Tax Information	13
Financial Intermediary Compensation	13
Principal Investment Objective, Strategies, and Risks	14
Investment Objective	14
Principal Investment Strateg ies	14
Principal Risks of Investing in the Fund	16
Non-Principal Investment Policies and Risks	26
Management of the Fund	27
Investment Advisor	27
Investment Sub-Advisor	27
Distributor	28
Additional Information on Expenses	28
Investing in the Fund	31
Purchase Options	31
Institutional Class Shares	32
Class A Shares	32
Class C Shares	33
Purchase and Redemption Price	34
Buying or Selling Shares Through a Financial Intermediary	35
Purchasing Shares	36
Redeeming Shares	38
Frequent Purchases and Redemptions	42
Other Important Information	44
Dividends, Distributions, and Taxes	44
Financial Highlights	44
Additional Information	Back Cover

SUMMARY
INVESTMENT OBJECTIVE

The Horizons West Multi-Strategy Hedged Income Fund seeks total return with an emphasis on current income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Purchasing Shares” in this prospectus and the section “Additional Purchase and Redemption Information” in the Fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Class A	Class C
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount purchased or redeemed)	None	None	1.00%
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 60 days of their issuance)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Class A	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses1	1.49%	1.49%	1.49%
Acquired Fund Fees and Expenses2	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	2.89%	3.14%	3.89%
Fee Waiver and/or Expense Limitation3	0.99%	0.99%	0.99%
Net Annual Fund Operating Expenses	1.90%	2.15%	2.90%

1.     Since the Fund is newly organized, “Other Expenses” are based on estimated expenses for the current fiscal year.

2.     “Acquired Fund” means any investment company in which the Fund invests or has invested during the previous fiscal period.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

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3.     The Fund’s administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through January 31, 2015.  The agreement can only be terminated prior to that date at the discretion of the Fund’s Board of Trustees.  The Fund’s administrator receives payments under the agreement at a maximum annual rate of 0.50%.

In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund’s administrator, also through January 31, 2015, under which it has agreed to (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $42 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement..

These measures are intended to limit the Fund’s operating expenses to 1.50% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund’s net expense ratio will be higher than 1.50% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years
Institutional	$193	$802
Class A Shares	$781	$1,401
Class C Shares	$393	$1,096

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940 and not affiliated with the Fund.  The Fund’s investment sub-advisor, Horizons West Capital Partners (the “Sub-Advisor”) attempts to construct a portfolio of ETFs that emphasizes current income while still retaining the potential for capital appreciation.

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An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.  The Fund may invest in traditional and enhanced ETFs.  Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. Unlike traditional ETFs, which generally weight their holdings based on relative size (market capitalization), enhanced indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value, or dividends.  The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.

The Sub-Advisor actively allocates the Fund’s assets across a diverse spectrum of asset classes and investment styles using a flexible core/satellite framework for the portfolio.  Two-thirds of the portfolio represents a core position that seeks to generate income-oriented total return.  One-third of the portfolio represents a satellite position that seeks to take advantage of opportunities that the Sub-Advisor believes offer the best potential for capital appreciation.  The Sub-Advisor also targets a pre-determined level of risk exposure for the portfolio.

In selecting ETFs for investment, the Sub-Advisor utilizes proprietary asset allocation modeling and manager search methodologies.  The Sub-Advisor evaluates ETFs by principally focusing on the following factors: performance, liquidity, industry, duration, capacity, volatility, asset class, macroeconomic environment, relative strength, and relative value.   Due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF’s outstanding shares.  Consequently, the 3% limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

The underlying investments held by the ETFs may consist of fixed income securities ( consisting of bonds, corporate debt securities, convertible securities, government securities, Treasury inflation-protected securities, and mortgage- and asset-backed securities) and equity securities ( consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants).  In addition, the ETFs may make short sales and invest in derivative instruments ( consisting of options, futures contracts, and swaps), including those that derive their value from commodities, currencies, master limited partnerships, and real estate.

The Fund is not limited in its investments by market capitalization or sector criteria, and while the Fund does not directly invest in foreign securities, the ETFs may invest in foreign securities, including foreign securities in emerging markets.  The ETFs may invest in fixed income securities of variable terms, any

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maturity, and any credit quality determined by the major credit rating agencies, including junk bonds, bonds of issuers in default, and unrated bonds deemed by the Sub-Advisor to be of comparable quality.  The portion of the Fund’s portfolio allocated to fixed income securities does not have an established average duration.

The Fund sells an ETF when it reaches a price target (floor or ceiling) determined by the Sub-Advisor, when the Fund’s portfolio needs to be rebalanced, or to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund.  The Fund may also sell a security in order to maintain the level of risk exposure targeted by the Sub-Advisor.  Portfolio turnover is not a limiting factor in making investment decisions.

The Sub-Advisor uses two investment techniques to hedge the Fund’s portfolio.  “Implicit hedging” is attained by investing in highly diversified, non-correlated investment strategies.  “Explicit hedging” is attained by investing in securities that increase in value when a particular market or sector falls, such as inverse ETFs.  The Fund will not short individual securities.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

General Market Risk.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Sub-Advisor to allocate effectively the Fund's assets among the investment strategies pursued by the Fund.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

Sector Risk.   Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that

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specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund’s ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940 and investors bear the risk that their inexperience may limit their effectiveness.

Operating Risk.  The Advisor and the Fund’s administrator have entered into an Operating Plan that obligates the Advisor to pay certain expenses of the Fund in order to help limit its operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent and the Fund’s expenses would likely increase.

New Fund Risk.  The Fund was formed in 2013 and investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated.   Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Fund of Funds Risks:

Fund of Funds Risk.   The Fund is a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the other investment companies and also may be higher than other funds that invest directly in securities.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

ETF Risks. The Fund’s investments in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such ETFs.  The Fund's performance depends in part upon the performance of the managers and selected strategies of the ETFs, the instruments used by ETFs, and the Sub-Advisor's ability to select ETFs and effectively allocate Fund assets among them.  Investors in the Fund will indirectly bear fees and expenses charged by the ETFs, in addition to the Fund’s direct fees and expenses .   Due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF’s outstanding shares.  Consequently, the 3% limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

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Inverse ETF Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises.  Inverse ETFs are often designed to achieve their objectives on a daily basis and often are not suitable for long-term investments.

Control of ETFs Risk.  The ETFs in which the Fund will invest each have their own unique investment objective, strategies, and risks.  There is no guarantee that the ETFs will achieve their investment objectives and the Fund has exposure to the investment risks of the ETFs in direct proportion to the allocation of assets among the ETFs.  The investment policies of the ETFs may differ from the Fund’s policies and the Sub-Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of an ETF.

Fixed Income Securities Risks:

Fixed Income Risk.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Inflation Risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which the fixed income securities held by the ETFs trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the ETFs or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Corporate Debt Securities Risk.  The ETFs held by the Fund may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

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Junk Bond Risk.  The ETFs held by the Fund may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Mortgage- and Asset-Backed Securities Risk.  The ETFs held by the Fund may invest in mortgage- and asset-backed securities.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.

Risks from Treasury Inflation-Protected Securities.  The ETFs held by the Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS generally decline in value when real interest rates rise.

Equity Securities Risks:

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities.  The ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

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Common Stock Risk.  Investments by the ETFs in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the ETF owns, general market and economic conditions, interest rates, and specific industry changes .   Such price fluctuations subject the Fund to potential losses .   During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Preferred Stock Risk.  The ETFs held by the Fund may invest in preferred stock, which is stock that offers a stated dividend rate payable from a corporation’s earnings.  Like shares of common stock, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected.  The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities Risk. The ETFs held by the Fund may invest in convertible securities, that is, securities that may be converted into shares of stock.  As a result of the conversion feature, the interest rate or dividend preference of a convertible security is generally less than if the securities were non-convertible.  The value of convertible securities tends to change whenever the market value of the underlying stock fluctuates, and tends to fluctuate inversely with changes in interest rates.

Warrants Risk.  The ETFs held by the Fund may invest in warrants.  The prices of warrants, which entitle the holder to purchase equity securities at specific prices for a certain period of time, do not necessarily move parallel to the prices of the underlying securities and likely fluctuate more than the prices of the underlying securities.  Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Foreign Securities Risks:

Foreign Securities.  The ETFs held by the Fund may have significant investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less

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publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Emerging Markets Risk.  The ETFs held by the Fund may also invest in markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  Investments in foreign securities by an ETF expose the Fund to foreign currencies and subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.  Adverse changes in currency exchange rates may diminish gains from investments or widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The ETFs held by the Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  The ETFs may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), and other similar global instruments.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund’s investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivative Instruments Risks:

Derivatives Risk.  The ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Risks from Purchasing Options.  The ETFs held by the Fund may invest in call or put options.  If an option purchased by an ETF is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

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Risks from Writing Options.  The ETFs in which the Fund invests may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  If a call option is written and there is an increase in the market value of the underlying security, the option could be exercised and the security would then be sold by an ETF at a lower price than its current market value.  Writing call options limits the opportunity of the ETF to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  If a put option is written and there is a decrease in the market value of the underlying security, the option could be exercised and the security would then be sold to the ETF at a higher price than its current market value.  There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.

Futures Risk.  Use of futures contracts by an ETF in which the Fund invests may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.

Swaps Risk.  The ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.

Short Sales Risks:

Short Sales Risk.  While the Fund will not short individual securities, the ETFs held by the Fund may sell securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.

Alternative Investments Risks:

Commodities Risk.  The ETFs held by the Fund may have exposure to the commodities markets.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

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Master Limited Partnership Risks.  The ETFs held by the Fund may invest in master limited partnerships (MLPs”), which are publicly traded limited partnerships that acquire interests in natural resource, energy, or real estate assets and distribute the resulting income to investors.  Investing in MLPs also involves risks related to investing in the underlying assets of the MLPs and risks associated with investments in partnerships, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand, conflicts of interest with the general partner, limited control and limited voting rights, or risks associated with a particular industry or region in which the MLP concentrates.  The benefits of MLPs are dependent on them being treated as partnerships for federal income tax purposes.  An ETF’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

Real Estate Risk.  The ETFs held by the Fund may invest in securities of issuers engaged in or related to the real estate industry.  Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

PERFORMANCE INFORMATION

Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT OF THE FUND’S PORTFOLIO

The Fund’s investment advisor is CV Investment Advisors, LLC.  Horizons West Capital Partners, LLC is the Fund’s investment sub-advisor.  The Fund’s portfolio will be managed on a day-to-day basis by Steven M. MacNamara, CFA.  Mr. MacNamara has been Managing Member and Chief Executive Officer of Horizons West Capital Partners, LLC since 2008.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment is $250,000 for Institutional Class Shares and $2,500 for Class A and Class C Shares, although the minimums may be waived or reduced in some cases.  The minimum subsequent investment is $100.

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You can redeem Fund shares directly from the Fund by mail, facsimile, telephone, and bank wire.  Redemption orders by mail should be sent to the Horizons West Multi-Strategy Hedged Income Fund, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 252-972-1908.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  Investors who wish to redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

TAX INFORMATION

The Fund’s distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
INVESTMENT OBJECTIVE

The Horizons West Multi-Strategy Hedged Income Fund seeks income-oriented total return. The Fund’s investment objective is not a fundamental policy and can be changed without shareholder approval by a vote of the Board of Trustees.  Shareholders will receive sixty days’ prior written notice before a change to the investment objective takes effect.

PRINCIPAL INVESTMENT STRATEG IES

The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in exchange-traded funds (“ETFs”) that are registered under the Investment Company Act of 1940 and not affiliated with the Fund.  The Fund’s investment sub-advisor, Horizons West Capital Partners (the “Sub-Advisor”) attempts to construct a portfolio of ETFs that emphasizes current income while still retaining the potential for capital appreciation.

The Fund may invest in traditional and enhanced ETFs. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value, or	An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. ETFs typically attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index.
dividends. The Fund may invest in traditional and enhanced ETFs. Commodity-based ETFs may hold the actual underlying commodity, or may invest in companies that benefit from the mining, processing, or delivery of certain commodities. The Fund may invest in ETFs designed to provide investment results that match the performance or inverse (opposite) performance of an underlying index.

The Sub-Advisor actively allocates the Fund’s assets across a diverse spectrum of asset classes and investment styles using a flexible core/satellite framework for the portfolio.  Two-thirds of the portfolio represents a core position that seeks to generate income-oriented total return.  One-third of the portfolio represents a satellite position that seeks to take advantage of opportunities that the Sub-Advisor believes offer the best potential for capital appreciation.  The Sub-Advisor also targets a pre-determined level of risk exposure when constructing the Fund’s portfolio.

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In selecting ETFs for investment, the Sub-Advisor utilizes proprietary asset allocation modeling and manager search methodologies.  The Sub-Advisor evaluates ETFs by principally focusing on the following factors: performance, liquidity, industry, duration, capacity, volatility, asset class, macroeconomic environment, relative strength, and relative value.   Due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF’s outstanding shares.  Consequently, the 3% limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

The underlying investments held by the ETFs may consist of fixed income securities ( consisting of bonds, corporate debt securities, convertible securities, government securities, Treasury inflation-protected securities, and mortgage- and asset-backed securities) and equity securities ( consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants).  In addition, the ETFs may make short sales and invest in derivative instruments ( consisting of options, futures contracts, and swaps), including those that derive their value from commodities, currencies, master limited partnerships, and real estate.  Investments in derivative instruments can be made by the ETF as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the ETF’s risk exposure.

The Sub-Advisor categorizes the asset classes and investment styles that will be utilized over time as follows:

Fixed Income	Global Equity
Cash Short-Term Investment Grade Intermediate Term Investment Grade Long-Term Investment Grade High Yield Mortgage Backed Inflation Protected	Global Blend International Developed International Emerging Domestic US Small Cap Domestic US Mid Cap Domestic US Large Cap
Global Hybrid	Alternative/Hedged
Master Limited Partnerships Real Estate Commodity Convertible Preferred Currency Precious Metal	Arbitrage Long/Short Bear Market Market Neutral Managed Futures Asset Allocation Multi-Strategy

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The Fund is not limited in its investments by market capitalization or sector criteria.  The ETFs may invest in fixed income securities of variable terms, any maturity, and any credit quality determined by the major credit rating agencies, including junk bonds, bonds of issuers in default, and unrated bonds deemed by the Sub-Advisor to be of comparable quality.  The portion of the Fund’s portfolio allocated to fixed income securities does not have an established average duration.

While the Fund does not directly invest in foreign securities, the ETFs may invest in foreign securities, including foreign securities in emerging markets.  Such investments may be made directly in foreign markets or indirectly through other investment companies and American Depositary Receipts (“ADRs”).  ADRs are receipts issued by a U.S. depository (usually a U.S. bank) that represent an ownership interest in an underlying foreign security that is held by the depository.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.

The Fund sells an ETF when it reaches a price target (floor or ceiling) determined by the Sub-Advisor, when the Fund’s portfolio needs to be rebalanced, or to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund.  The Fund may also sell a security in order to maintain the level of risk exposure targeted by the Sub-Advisor.  Portfolio turnover is not a limiting factor in making investment decisions.

The Sub-Advisor uses two investment techniques to hedge the Fund’s portfolio.  “Implicit hedging” is attained by investing in highly diversified, non-correlated investment strategies.  “Explicit hedging” is attained by investing in securities that increase in value when a particular market or sector falls, such as inverse ETFs.  The Fund will not short individual securities.

The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

General Market Risk.  The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

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Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Sub-Advisor to allocate effectively the Fund's assets among the investment strategies pursued by the Fund.  Subjective decisions made by the investment Sub-Advisor may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

Portfolio Turnover Risk.  Investment decisions will be made without regard to the portfolio turnover.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Sector Risk.   Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund’s ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor and Sub-Advisor may limit their effectiveness.

Operating Risk.  The Fund’s administrator and Advisor have entered into an Operating Plan that facilitates the administrator’s assumption of the Fund’s regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund’s expenses.

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New Fund Risk.  The Fund was formed in 2013.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Fund of Funds Risks:

Fund of Funds Risk.   The Fund is a “fund of funds.”  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the other investment companies and also may be higher than other funds that invest directly in securities.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

ETF Risks. The Fund’s investments in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such ETFs and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio.  The Fund's performance depends in part upon the performance of the managers and selected strategies of the ETFs, the instruments used by ETFs, and the Sub-Advisor's ability to select ETFs and effectively allocate Fund assets among them.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such ETFS and also may be higher than other funds that invest directly in securities.  These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.   Due to legal limitations, the Fund will be prevented from purchasing more than 3% of an ETF’s outstanding shares.  Consequently, the 3% limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.

Inverse ETF Risk.  To the extent the Fund invests in ETFs that seek to provide investment results that are the inverse of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.  Inverse ETFs are often designed to achieve their objectives on a daily basis and often are not suitable for long-term investments.

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Control of ETFs Risk.  The ETFs in which the Fund will invest each have their own unique investment objective, strategies, and risks.  There is no guarantee that the ETFs will achieve their investment objectives and the Fund has exposure to the investment risks of the ETFs in direct proportion to the allocation of assets among the ETFs.  The investment policies of the ETFs may differ from the Fund’s policies.

Although the Fund and the Sub-Advisor will evaluate regularly each ETF to determine whether its investment program is consistent with the Fund’s investment objective, the Sub-Advisor will not have any control over the investments made by an ETF.  Even though each ETF is subject to certain constraints, the investment advisor of each ETF may change aspects of its investment strategies at any time.  The Sub-Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of an ETF.

Fixed Income Securities Risks:

Fixed Income Risk.  While the Fund will not invest directly in fixed income securities, the Fund will be subject to the risks associated with such investments since the ETFs held by the Fund may invest in fixed income securities.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.

Inflation Risk.  Fixed income securities held by the ETFs are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the ETFs or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Corporate Debt Securities Risk.  The ETFs held by the Fund may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make

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payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Junk Bond Risk.  The ETFs held by the Fund may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Mortgage- and Asset-Backed Securities Risk.  The ETFs held by the Fund may invest in mortgage- and asset-backed securities.  Mortgage-related securities represent ownership in pools of mortgage loans.  Asset-backed securities are structured like mortgage-backed securities, but the underlying assets may include such items as installment loan contracts, property leases, and credit card agreements.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.

Risks from Treasury Inflation-Protected Securities.  The ETFs held by the Fund may invest in Treasury Inflation-Protected Securities (“TIPS”).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the ETF is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

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Equity Securities Risks:

Large-Cap Securities Risk.  The ETFs held by the Fund may invest in large-cap securities.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities.  The ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies’ shares could dramatically decline in value.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Common Stock Risk.  Investments by the ETFs in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the ETF owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Preferred Stock Risk.  The ETFs held by the Fund may invest in preferred stock, which is stock that offers a stated dividend rate payable from a corporation’s earnings.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected, because the issuer experiences a decline in its financial status. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

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Convertible Securities Risk. The ETFs held by the Fund may invest in convertible securities, that is, securities that may be converted into shares of stock.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.  The value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying stock fluctuates.

Warrants Risk.  The ETFs held by the Fund may invest in warrants.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.  When the Fund invests in warrants, the values of these warrants are likely to fluctuate more than the prices of the underlying securities because of the greater volatility of warrant prices.

Foreign Securities Risks:

Foreign Securities.  The ETFs held by the Fund may have significant investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect an ETF with significant investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Emerging Markets Risk.  The ETFs held by the Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

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Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  Investments in foreign securities by an ETF expose the Fund to foreign currencies and subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The ETFs held by the Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  The ETFs may invest in both sponsored and unsponsored American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”), and other similar global instruments.  ADRs are generally issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  GDRs are generally issued by a foreign branch of an international bank that evidence ownership of foreign underlying securities.  Unsponsored ADR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs and GDRs, and the prices of unsponsored ADRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  The Fund’s investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Derivative Instruments Risks:

Derivatives Risk.  The ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Risks from Purchasing Options.  The ETFs held by the Fund may invest in call or put options.  If an option purchased by an ETF is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security,

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the success in using options to implement an investment strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when an ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The ETFs in which the Fund invests may sell, or “write,” option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by an ETF at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the ETF to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the ETF at a higher price than its current market value.  There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Futures Risk.  Use of futures contracts by an ETF in which the Fund invests may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.  Changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Swaps Risk.  The ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.”  Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

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Short Sales Risks:

Short Sales Risk.  While the Fund will not short individual securities, the ETFs held by the Fund may sell securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.  The ETF’s potential losses on a short sale are theoretically unlimited because the security’s price may appreciate indefinitely.  The ETF will ordinarily have to pay a fee to borrow a security and is often obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan.  Short selling will thus result in higher transaction costs, which reduce the ETF 's return.

Alternative Investments Risks:

Commodities Risk.  The ETFs held by the Fund may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Master Limited Partnership Risks.  The ETFs held by the Fund may invest in master limited partnerships, or MLPs, which are limited partnerships in which the ownership units are publicly traded.  MLPs generally acquire interests in natural resource, energy, or real estate assets and distribute the resulting income to investors.  Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation.  MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region.  Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner.  The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value.  An ETF’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

Real Estate Risk.  The ETFs held by the Fund may invest in securities of issuers engaged in or related to the real estate industry.  Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of

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mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

An investment in the Fund may not be considered a complete investment program.  Whether the Fund is not an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

Disclosure of Portfolio Holdings.   A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities can be found in the Statement of Additional Information, which is available from the Fund or on the SEC’s web site, www.sec.gov.

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MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

The Fund’s investment advisor is CV Investment Advisors, LLC, 300 Conshohocken State Road, Suite 200, West Conshohocken, Pennsylvania 19428.  The Advisor was established in 2012 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  Subject to the authority of the Trustees and pursuant to an Investment Advisory Agreement with the Trust, the Advisor provides guidance and policy direction in connection with its management of the Funds’ assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

Advisor Compensation.  As full compensation for the investment advisory services provided to the Fund, the Advisor receives monthly compensation based on the Fund’s average daily net assets at the annual rate of 1.00%.

Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees’ basis for approving the Investment Advisory Agreement for the Fund can be found in the Fund’s semi-annual report to shareholders, once available, for the period ended March 31, 2014.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Fund.

INVESTMENT SUB-ADVISOR

The Fund’s investment sub-advisor is Horizons West Capital Partners, LLC, 75 Glen Road, Suite G-14, Newtown, Connecticut 06482. The Sub-Advisor was established in 2008 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees. The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

Portfolio Manager.  Steven M. MacNamara, CFA, is the principal owner of Horizons West Capital Partners, LLC.  He founded the firm in 2008 and serves as its Managing Member and Chief Executive Officer.  Mr. MacNamara has over 25 years of experience in the investment management industry.  He spent the first part of his investment career as a research analyst with a financial services firm.  Since the early 1990's, he has functioned as a multi-disciplinary portfolio manager.  Mr. MacNamara graduated from the University of Florida with a BSBA in Finance. He earned a MBA from the Johnson Graduate School of Management at Cornell University. In addition, he holds the Chartered Financial Analyst (CFA) designation conferred by the CFA Institute.

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Sub-Advisor Compensation.  For its sub-advisory services to the Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund’s average daily net assets at a maximum rate of 0.75%.  The fee may be less than the maximum under circumstances agreed upon by the Advisor and Sub-Advisor, based upon factors such as the Fund being in expense reimbursement status, shareholder retention, and new shareholder asset growth.  The Fund does not pay a direct fee to the Sub-Advisor.

DISTRIBUTOR

Capital Investment Group, Inc. (“Distributor”) is the principal underwriter and distributor of the Fund’s shares and serves as the Fund’s exclusive agent for the distribution of the Fund shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or others.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”).  Pursuant to the Distribution Plan, the Fund compensates the Distributor with assets attributable to the Advisor Class Shares for services rendered and expenses borne in connection with activities intended to result in the sale or the servicing of those shares (this compensation is commonly referred to as “12b-1 fees”).  These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares.  The Distribution Plan provides that the Fund may annually pay the Distributor up to 0.25% of the average daily net assets attributable to its Advisor Class Shares. Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

ADDITIONAL INFORMATION ON EXPENSES

Fund Accounting and Administration Agreement.  The Nottingham Company (“Administrator”) provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.50% and is responsible for the coordination and payment of vendor services and other Fund expenses from such compensation.  Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses

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of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.

Operating Plan.  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when a Fund’s assets are below $42 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are in amounts greater than the limits or outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.

The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Fund’s administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels and requires financial support , the administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund’s expenses would likely increase.

Other Expenses.  The Fund is obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and distribution and/or service (12b-1) fees.  The Fund will be separately responsible for any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate fund series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

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Acquired Fund Fees and Expenses.  In the summary section of the prospectus entitled “Fees and Expenses of the Fund,” the “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.  “Acquired Fund Fees and Expenses” do not affect the Fund’s actual operating costs and, therefore, are not included in the Fund’s financial statements, which provide a clearer picture of the Fund’s actual operating costs.  The “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” under “Fees and Expenses of the Fund” will not match the Fund’s gross and net expense ratios reported in the Financial Highlights from the Fund’s financial statements.  The ratios reported in the Financial Highlights reflect the operating expenses of the Funds without “Acquired Fund Fees and Expenses.”

Estimated Expenses.  In the sections of the prospectus entitled “Summary – Fees and Expenses of the Fund” with respect to the Fund, “Other Expenses” and “Total Annual Fund Operating Expenses” sections are based on estimated expenses for the current fiscal year at an average Fund net asset level of $15 million.

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INVESTING IN THE FUND

PURCHASE OPTIONS

The Fund offers three different classes of shares through this prospectus. The share class available to an investor may vary depending on how the investor wishes to purchase shares of the Fund.  Each share class is sold at net asset value, represents interests in the same portfolio of investments, and has the same rights, but differs with respect to sales loads and ongoing expenses.  Set forth below is a brief description of the share classes offered through this prospectus.

Institutional Class Shares

•	No front-end sales charge.
•	No contingent deferred sales charges.
•	Redemption fee of 1.00% for shares redeemed within 60 days of purchase.
•	No distribution and service plan (Rule 12b-1) fees.
•	$250,000 minimum initial investment.

Class A Shares

•	A 5.75% front-end sales charge.
•	No contingent deferred sales charges.
•	Redemption fee of 1.00% for shares redeemed within 60 days of purchase.
•	Distribution and service plan (Rule 12b-1) fees of 0.25%.
•	$2,500 minimum initial investment.

Class C Shares

•	No front-end sales charge.
•	A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.
•	Redemption fee of 1.00% for shares redeemed within 60 days of purchase.
•	Distribution and service plan (Rule 12b-1) fees of 1.00%.
•	$2,500 minimum initial investment.

When you purchase shares of a Fund, you must choose a share class.  If none is chosen, your purchase request will not be considered complete and, therefore, will not be processed until the Fund receives this required information.

Information regarding the Fund’s sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund’s website since the Fund’s website contains limited information.  Further information is available free of charge by calling the Fund at 1-800-773-3863.

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INSTITUTIONAL CLASS SHARES

Institutional Class Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $250,000. The minimum additional investment is $100.  The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

CLASS A SHARES

Class A Shares are sold subject to a maximum sales charge of 5.75%, so that the term “offering price” includes the front-end sales load. Shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares of the Fund.  The minimum initial investment is $2,500. The minimum additional investment is $100. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

Sales Charges. The public offering price of Class A Shares of the Fund is the net asset value per share plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount Of Transaction At Public Offering Price	Sales Charge As % Of Public Offering Price	Sales Charge As % Of Net Amount Invested	Dealer Reallowance As % Of Public Offering Price
Under $25,000	5.75%	6.10%	5.50%
$25,000 to $49,999	5.50%	5.82%	5.25%
$50,000 to $99,999	4.75%	4.99%	4.50%
$100,000 to $249,999	3.75%	3.90%	3.50%
$250,000 to $499,999	2.50%	2.56%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	0.75%

Reduced Sales Charges.  Consistent with the policies of this Prospectus, certain investments may be combined for purposes of purchasing Fund shares with a lower sales charge.

Rights of Accumulation.  The sales charge applicable to a current purchase of Class A Shares of the Fund is determined by adding the purchase price of Class A Shares to be purchased to the aggregate value (at current offering price) of Class A Shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made that would so qualify.

Letter of Intent.  Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the “Letter of Intent” section of the Fund Shares Application. Information about the “Letter of Intent” procedure is contained in the Statement of Additional Information.

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In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or their broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge.  An investor may be required to provide the Fund, the Distributor, or their broker-dealer certain information to verify eligibility for a reduced sales charge.  This information may include, to the extent applicable, the following: (i) information or records regarding Fund shares eligible to be aggregated that are in all accounts held directly with the Fund by the investor; (ii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with broker-dealers by the investor; and (iii) information or records regarding Fund shares eligible to be aggregated that are in accounts held with the Fund or with any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups.  See the Statement of Additional Information for additional information on reduced sales charges.

Waived Sales Charges.  Various individuals and organizations who meet the Fund’s requirements may buy Class A Shares without the sales charge.  Generally, these include institutional investors such as banks and insurance companies, investment advisers and their clients, and certain tax-exempt entities.  For more information, please see the Fund’s Statement of Additional Information. Please confirm with the Distributor whether you qualify to purchase Class A Shares without a sales charge.

The Advisor may also waive the sales charges under certain other conditions. Please contact the Advisor or the Distributor to determine eligibility for waived sales charges.

CLASS C SHARES

Class C Shares are sold at net asset value.  Shares may be purchased by any account managed by the Advisor and any other broker-dealer authorized to sell shares of the Fund.  The minimum initial investment is $2,500.  The minimum additional investment is $100.  The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

Contingent Deferred Sales Charges.  If you redeem your Class C Shares within the first year of purchase you may be subject to a contingent deferred sales charge.  The contingent deferred sales charge is imposed on the redemption proceeds according to the following schedule:

Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	1.00%
Second and Following	None

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The contingent deferred sales charge is calculated as a percentage of the net asset value of the Class C Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%.  The contingent deferred sales charge will be paid to the Distributor for providing distribution-related services with respect to the sale of Class C Shares of the Fund.  The Distributor, as paying agent for the Fund, may pay all or a portion of the contingent deferred sales charge to the broker-dealers, banks, insurance companies, and other financial intermediaries that make Class C Shares available in exchange for their services.  The Distributor may also retain a portion of the contingent deferred sales charge.

To determine if the contingent deferred sales charge applies to a redemption, the Fund redeem shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.  Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.

The contingent deferred sales charge imposed on Class C Shares redeemed within the first year of purchase may be waived in certain circumstances.  See “Redeeming Your Shares – Contingent Deferred Sales Charge Waivers” below.

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value (“NAV”) after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  The Fund’s NAV per share for each class of shares is calculated by dividing the value of the Fund’s total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares attributable to that class.  To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.  The NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  The Fund does not calculate NAV on business holidays when the New York Stock Exchange is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with policies established by, and under the direction of, the Board of Trustees.  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be

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used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation.

Pursuant to the policies adopted by the Board of Trustees, the Advisor consults with the Fund’s administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Fund’s valuation committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Fund’s normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.

To the extent the Fund invests in other open-end investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund.

BUYING OR SELLING SHARES
THROUGH A FINANCIAL INTERMEDIARY

Certain financial intermediaries have agreements with the Fund that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

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PURCHASING SHARES

Purchases can be made directly from the Fund by mail or bank wire.  In addition, brokers that are authorized designees of the Fund may receive purchase and redemption orders on behalf of the Fund.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Fund.  Such orders will be deemed to have been received by the Fund when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day’s NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day’s NAV.   Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Fund reserves the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.    An investor that has placed a purchase order will be notified as soon as possible in such circumstances.

Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and its administrator and transfer agent.  The Fund will charge a $35 fee and may redeem shares of the Fund owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with a check made payable to the Fund, to:

Horizons West Multi-Strategy Hedged Income Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.

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Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.

Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current net asset value.  The minimum additional investment for $100.  Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Fund.

Share Certificates.  The Fund normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information that enables the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the driver’s license or other identifying documents of the investor.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  In addition, if after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may

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(i) restrict further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund could not verify the investor’s identity, the Fund will value the account in accordance with the next NAV calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

REDEEMING SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Horizons West Capital Multi-Strategy Hedged Income Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the share class, account number, and number of shares (or the dollar amount) to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while the Fund determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908).  The confirmation instructions must include the following:

(1)	Name of Fund and share class;
(2)	Shareholder name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and

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(5)      Shareholder signature as it appears on the application on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter with your new redemption instructions with the Fund.  See “Signature Guarantees” below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Fund to be genuine.  The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund will not be liable for any losses due to fraudulent or unauthorized instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Contingent Deferred Sales Charge Waivers.  The contingent deferred sales charge imposed on Class C Shares may be waived in the following circumstances:

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.
•	Tax-free returns of excess contributions to IRAs.
•
Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Redemptions of Class C Shares pursuant to a systematic withdrawal plan.
•	Mandatory distributions from a tax-deferred retirement plan or IRA.
•	Redemption of shares initiated by the Fund (i.e., liquidation or merger of a fund).

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If you wish to request that a contingent deferred sales charge be waived for one of the reasons stated above, contact your broker-dealer, bank, or other financial intermediary, or the Fund.  Such waiver requests must be made at the time of redemption.

Reinstatement Privilege.  If you sell Class C Shares of the Fund, you may reinvest some or all of the proceeds in Class C Shares within 90 days without a contingent deferred sales charge.  Reinstated Class C Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge.  This privilege can only be used once per calendar year.  If you want to use the reinstatement privilege, contact your financial representative or broker-dealer.

Redemption Fee.  The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund.

The redemption fees are not fees to finance sales or sales promotion expenses, but are paid to the Fund to defray the costs of liquidating an investment and discourage short-term trading of Fund shares.  Redemption fees are deducted from redemption proceeds and retained by the Fund, not the Advisor.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions.  In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions and next of shares held by the shareholder for the longest period of time.

The redemption fee will not be charged on transactions involving the following:

•	Redemption of shares purchased through certain qualified plans pursuant to Sections 401, 403, and 457 of the Internal Revenue Code;
•	Redemption of shares purchased through wrap-fee programs or similar investment programs administered by the Fund;
•	Omnibus level accounts will be excluded where the fee will be assessed by the financial intermediary according to the requirements outlined herein and provided back to the Fund;
•	Redemptions due to required minimum distributions;
•	Redemptions due to death;
•	Redemption of shares accumulated through reinvestment of capital gains and dividends; and
•	Redemption of shares initiated by the Fund (i.e., liquidation or merger of a fund).

Systematic Withdrawal Plan.  A shareholder who owns Fund shares of a particular class valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”) to receive a monthly or quarterly check in a stated amount (not less than $100).  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

40

Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $1,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account NAV up to at least $1,000 during the notice period, the account will not be redeemed.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of the Fund’s NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous.  The Fund reserves the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Fund may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the New York Stock Exchange is closed, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the Securities and Exchange Commission for the protection of the Fund’s shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

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FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to the Fund’s other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the Fund’s portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.

The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Fund does not accommodate frequent trading.  Under the adopted policy, the Fund’s transfer agent provides a daily record of shareholder trades to the Advisor.  The Fund’s transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, the Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in the Fund for at least 30 calendar days after the second redemption transaction.

The Fund and Advisor intend to apply this policy uniformly, except that the Fund may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual

42

shareholders being immediately known to the Fund.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Fund.  Consequently, the ability of the Fund to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Fund can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.

In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.

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OTHER IMPORTANT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Fund’s Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

Because the Fund is newly organized, there is no financial or performance information for the Fund in this prospectus.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

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ADDITIONAL INFORMATION

Horizons West Multi-Strategy Hedged Income Fund

More information about the Fund can be found in the Statement of Additional Information, which is incorporated by reference into this prospectus.  More information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include discussions of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The Fund’s Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:

By telephone:	1-800-773-3863
By mail:	Horizons West Multi-Strategy Hedged Income Fund c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Fund (including the Statement of Additional Information) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22298

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION

Horizons West Multi-Strategy Hedged Income Fund

Institutional Class Shares (HWINX )
Class A Shares (HWCVX )
Class C Shares (HWCPX )

October 11, 2013

A series of the
Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
Telephone 1-800-773-3863

TABLE OF CONTENTS

Page

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	13
PORTFOLIO TRANSACTIONS	14
DESCRIPTION OF THE TRUST	16
MANAGEMENT AND OTHER SERVICE PROVIDERS	17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	28
SPECIAL SHAREHOLDER SERVICES	32
NET ASSET VALUE	34
ADDITIONAL TAX INFORMATION	35
DISCLOSURE OF PORTFOLIO HOLDINGS	37
FINANCIAL STATEMENTS	39
APPENDIX A – DESCRIPTION OF RATINGS	40
APPENDIX B – PROXY VOTING POLICIES	44

This Statement of Additional Information is meant to be read in conjunction with the prospectus for the Horizons West Multi-Strategy Hedged Income Fund, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Copies of the Fund’s prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Fund’s prospectus.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

Starboard Investment Trust (“Trust”) was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission as an open-end management investment company.  The Horizons West Multi-Strategy Hedged Income Fund (the “Fund”) is a separate, diversified series of the Trust.  The Fund’s investment advisor is CV Investment Advisors, LLC (the “Advisor”).  The Fund’s investment sub-advisor is Horizons West Capital Partners, LLC (the “Sub-Advisor”).  The Prospectus describes the Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Fund.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.  Appendix B contains copies of the Trust’s Proxy Voting and Disclosure Policy and the Proxy Voting Policy and Procedures of the Advisor and Sub-Advisor.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Fund’s prospectus and this Statement of Additional Information.

Additional Information Regarding the Fund’s Principal Strategies and Risks

Investment Companies.  The Fund will invest in securities of other investment companies, principally unaffiliated open-end mutual funds.  The Fund’s investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: (i) purchasing more than 3% of an investment company’s outstanding shares; (ii) investing more than 5% of the Fund’s assets in any single such investment company, and (iii) investing more than 10% of the Fund’s assets in investment companies overall;  unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Section 12(d)(1)(F) of the Investment Company Act of 1940, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided that the offering price of the Fund does not include a sales load greater than 1.5%.  The foregoing notwithstanding, the Fund, in reliance on Rule 12d1-3 under the Investment Company Act of 1940, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority pursuant to NASD Rule 2830(d)(3).  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:

Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund’s Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies’ managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.

Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.

Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies’ managers, the Advisor will have little or no means of independently verifying valuations of the Fund’s investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies’ managers.  In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.

Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies’ securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.

Lack of Control.  Although the Fund and the Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund’s investment objective, the Sub-Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Sub-Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.

Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies’ managers may target or concentrate other investment companies’ investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Fund’s portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.

Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies’ investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund’s investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund’s investments and an investor could incur a loss of investment in the Fund.

Exchange Traded Funds.  The Fund will invest in exchange traded funds (“ETFs”).  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund’s expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund’s net asset values; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by rules of the Securities and Exchange Commission on the amount of the ETF shares that the Fund may acquire.

Fixed-Income Securities.  While the Fund will not invest directly in fixed-income securities as a principal investment strategy, the Fund will invest in such securities indirectly through investments in shares of other investment companies, including government and corporate bonds, money market instruments, junk bonds, and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the other investment companies in which the Fund invest may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below “Baa” by Moody’s Investors Service, Inc.  (“Moody’s”) or below “BBB” by Standard & Poor’s Ratings Group (“S&P”) or below investment grade by other recognized rating agencies.  The Fund may invest indirectly in unrated securities through other investment companies that invest in unrated securities.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:

Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund’s asset value.

Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, an investment company in which the Fund invests would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the other investment companies’ assets.  If an investment company in which the Fund invests experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the other investment companies’ expenses can be spread and possibly reducing the other investment companies’ rate of return.

Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the ability of the investment companies in which the Fund invests to accurately value high yield bonds and may hinder their ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, an investment company in which the Fund invests must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so an investment company in which the Fund invests can meet redemption requests.

High-yield securities are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or “pay-in-kind” securities.  The investment companies in which the Fund invests will report the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by an investment company in which the Fund invests will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, including the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.

The ratings of S&P, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.

Money Market Instruments.  While the Fund will not invest directly in money market instruments as a principal investment strategy, the Fund will invest in such securities indirectly through investments in shares of other investment companies, including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by such investment companies.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When an investment company acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.

U.S. Government Securities and U.S. Government Agency Securities.  While the Fund will not invest directly in U.S. Government Securities and U.S. Government Agency Securities as a principal investment strategy, the Fund will invest in such securities indirectly through investments in shares of other investment companies.  U.S. Government securities and U.S. Government Agency Securities include (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government agencies and sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund’s shares.

Mortgage-Backed and Asset-Backed Securities.  While the Fund will not invest directly in mortgage-backed and asset-backed securities as a principal investment strategy, the Fund will invest in such securities indirectly through investments in shares of other investment companies.  Mortgage-backed securities are mortgage related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities.  Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool.  Accordingly, the Fund will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.  Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal.  Asset-backed securities typically have no U.S. Government backing, though they are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution.  If the letter of credit is exhausted and the full amounts due on the underlying loans are not received because of unanticipated costs, depreciation, damage, or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities.  Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.  When the interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received.  For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore it is not possible to predict accurately the security’s return.  In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities, are not subject to the Fund’s industry concentration restrictions because securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities are excluded from the restriction.  Privately-issued mortgage-backed securities are, however, subject to the Fund’s industry concentration restrictions.

Equity Securities.  While the Fund will not invest directly in equity securities as a principal investment strategy, the Fund will invest in equity securities indirectly through the Fund’s investment in shares of other investment companies.  The equity portion of the Fund’s portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of the Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Fund invests may fluctuate in response to many factors, including the activities of the individual companies issuing the equity securities, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Derivative Instruments.  While the Fund will not invest directly in derivative instruments as a principal investment strategy, the Fund will invest in such securities indirectly through investments in shares of other investment companies. Investments in options, futures, and other forms of financial derivatives specifically described below, involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not been exposed to derivatives transactions.  If the Fund does use derivative instruments, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including SEC Release 10666 that requires the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  The Fund has no specific limit on the amount it invest in derivatives, although practical limits are created by the requirement to segregate assets and hold offsetting positions in connection with such investments.

When used for hedging purposes, increases in the value of the securities held or intended to be acquired should offset any losses incurred with a derivative.  Use of derivatives for purposes other than hedging could expose the Fund to greater risks.

The ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities being hedged may not move in the same amount, or even in the same direction as the hedging instrument.  This risk can be minimized by investing only in those contracts whose behavior is expected to resemble the portfolio securities being hedged.  However, if a prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the use of derivative instruments may result in a loss.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:

•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.

Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:

•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the derivative may not trade at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Options.  While the Fund will not purchase and write put and call options as a principal investment strategy, the other investment companies in which the Fund invests may purchase and write put and call options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the entire investment in the option will be lost.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when an option position is closed out.  Furthermore, if trading restrictions or suspensions are imposed on the options market, it may not be possible to close out a position.

To the extent that the Fund does write a call or put option, it may do so only if the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (ii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.

Futures Contracts.  While the Fund will not invest in futures contracts as a principal investment strategy, the other investment companies in which the Fund invests may invest in futures contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the investment companies in which the Fund invests, upon entering into a futures contract (and to maintain the open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the investment companies in which the Fund invests.  These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  Investments in futures contracts are expected to earn interest income on initial and variation margin deposits.

The investment companies in which the Fund invests will incur brokerage fees when they purchase and sell futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the investment companies in which the Fund invests will usually be liquidated in this manner, the investment companies in which the Fund invests may instead make or take delivery of underlying securities whenever it appears economically advantageous to do

so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  To the extent that the Fund directly holds a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if the Fund “covers” a long position.  For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

Swaps.  While the Fund will not invest in currency, equity, interest rate, and index swaps as a principal investment strategy, the other investment companies in which the Fund invests may invest in futures contracts.  The Fund may invest in currency, equity, interest rate, index and other swaps, which involve the exchange by an investor with another party of their respective commitments, in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if the Fund had invested directly in the asset that yielded the desired return.  In the case of interest rate swaps, an investor may exchange with another party their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.  Use of swaps subjects the investor to risk of default by the counterparties.  If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction although contractual remedies may not be sufficient in the event that the counterparty to the transaction is insolvent.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.  An investor may also enter into currency swaps or other swaps which are similar to interest rate swaps but may be surrogates for other instruments such as currency forwards or options.

To the extent that the Fund does invest in swaps, the Fund will comply with guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise “cover” its positions in a manner that limits the Fund’s risk of loss.  In particular, the Fund will ensure that its potential obligations with respect to the swap will be met by segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund’s books or in a segregated account at the Fund’s custodian.  For swaps that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of swaps, the segregated amount is the notional value of the contract.

Short Sales.  While the Fund will not short securities as a principal investment strategy, the Fund will indirectly be subject to short sales risk to the extent an investment company held by the Fund shorts securities.  A short sale is a transaction in which a party sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When a party makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The party is required to make a margin deposit in connection with such short sales; the party may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.  If the price of the security sold short increases between the time of the short sale and the time the party covers the short position, the party will incur a loss; conversely, if the price declines, the party will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, the Fund will take measures that assure its obligation to purchase the security in the future will be met, including (i) holding the security sold short; (ii) holding an offsetting call option (one with a strike price that is the same or lower than the price at which the security was sold short); or (iii) segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund’s books or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.  If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

Foreign Investment Risk.  While the Fund will not invest directly in foreign securities as a principal investment strategy, the Fund will invest in such securities indirectly through investments in shares of other investment companies.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.

Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Information Regarding the Fund’s Non-Principal Strategies and Risks

Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered “loans” under the Investment Company Act of 1940, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Sub-Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will not invest in reverse repurchase agreements.

Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer’s assets after the secured creditors have been paid.  The Fund may invest in all types of debentures, including corporate and government debentures.

Forward Commitment and When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Sub-Advisor feels such action is appropriate.  In such a case, the Fund could incur a short-term gain or loss.

Illiquid Investments.  The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase and must be adhered to at all times.  Under the supervision of the Board of Trustees of the Trust (the “Board” or “Trustees”), the Sub-Advisor determines the liquidity of the Fund’s investments, and through reports from the Sub-Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Sub-Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund will take steps to reduce, in an orderly disposition , its holdings of illiquid securities and may dispose of some securities even though it may be disadvantageous from an investment standpoint at that time.  However, the Fund will not dispose of illiquid securities if the Advisor or Sub-Advisor determines that doing so would not be in the best interests of the Fund.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Sub-Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Fund will lend securities, the Sub-Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Sub-Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially.  This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers.  There are no limits on the number of borrowers the Fund may use, and the Fund may lend securities to only one or a small group of borrowers.  Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Such borrowing may make the Fund’s NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund’s NAV and on the Fund’s investments.  Although the principal of borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.  The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund’s total assets.  Any leveraging will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), intended to minimize the use of leverage and the possibility that the Fund’s liabilities will exceed the value of its assets.

The Fund may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund will be required to reduce the amount of its borrowings within three days (not including Sundays and holidays), and may be required to dispose of some portfolio holdings in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.

INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.

As a matter of fundamental policy, the Fund may not:

(1)	Issue senior securities, except as permitted by the Investment Company Act of 1940;

(2)
Borrow money, except to the extent permitted under the Investment Company Act of 1940 (including, without limitation, borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)
Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);

(6)
Invest in commodities, except that the Fund may purchase and sell securities of companies that invest in commodities, options, forward contracts, futures contracts, including those relating to indices and currencies, and options on futures contracts, indices or currencies;

(7)	Make investments for the purpose of exercising control or management over a portfolio company;

(8)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, and bankers’ acceptances;

(9)
Concentrate its investments. The Fund’s concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of the Fund’s total assets; or

(10)
With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities.  This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies; and (iii) obligations of the United States Government, its agencies, or instrumentalities.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act of 1940 generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, firm commitment agreements, and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.  The Fund’s specific policies for segregation of assets are described in “Additional Information About Investment Policies” above.

The Fund is allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the Investment Company Act of 1940, which presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

The Funds will not make additional investments in securities when outstanding borrowings exceed 5% of the Fund’s total assets.

For purposes of the Fund’s concentration policy, investments in other investment companies are not considered an investment in any particular industry or group of industries.  The Fund will not be concentrated in securities of issuers of a particular industry or group of industries if the portfolio securities of the other investment companies in which the Fund invests were deemed to be owned directly by the Fund rather than such other investment companies.  In determining the exposure of the Fund to a particular industry for purposes of the fundamental investment restriction on concentration, the Fund currently uses Standard & Poor’s Global Industry Classification Standard (GICS) in order to classify industries.

With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).

The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase and must be adhered to at all times.  If the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take steps to reduce, in an orderly disposition , its holdings of illiquid securities and may dispose of some securities even though it may be disadvantageous from an investment standpoint at that time.

Neither the Fund nor the Advisor and Sub-Advisor will have control or influence over the activities of the unaffiliated investment companies in which the Fund invests.  While other investment companies are subject to certain constraints of the Investment Company Act of 1940, the investment limitations of the other investment companies in which the Fund invests may differ from those of the Fund.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor and Sub-Advisor are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities for the Fund.  The Advisor shall manage the Fund’s portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Fund.  The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  These agreements are described in detail under “Management and Other Service Providers.”  The Advisor and Sub-Advisor serve as investment advisor for a number of client accounts, including the Fund.  Investment decisions for the Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor or Sub-Advisor.

Brokerage Selection. The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor and Sub-Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor and Sub-Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor and Sub-Advisor consider a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor and Sub-Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.

Under Section 28(e) of the Securities Exchange Act of 1934, as well as both the Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Advisor and Sub-Advisor are authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor and Sub-Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor and Sub-Advisor to determine and track investment results; and trading systems that allow the Advisor and Sub-Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor and Sub-Advisor may also be used for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor and Sub-Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make the views and information of individuals and research staffs of other securities firms available to the Advisor and Sub-Advisor for their analysis and consideration.  These services may be useful to the Advisor and Sub-Advisor in connection with advisory clients other than the Fund and not all such services may be useful to the Advisor and Sub-Advisor in connection with the Fund.  Although such information may be a useful supplement to the Advisor’s and Sub-Advisor’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Advisor and Sub-Advisor in the performance of their services under the Investment Advisory Agreement and Investment Dub-Advisory Agreement and will not reduce the management fees payable to the Advisor by the Fund.

The Fund may invest in securities traded in the over-the-counter market.  In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.

Normally, most of the Fund’s fixed income portfolio transactions will be principal transactions executed in over the counter markets and will be executed on a “net” basis, which may include a dealer mark up.  With respect to securities traded only in the over the counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor and Sub-Advisor, in their sole discretion, believe such practice to be otherwise in the Fund’s interest.

Aggregated Trades. While investment decisions for the Fund are made independently of the Advisor’s and Sub-Advisor’s other client accounts, the other client accounts may invest in the same securities as the Fund.  To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor or Sub-Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover.  The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of twenty- four series: the Fund managed by the Advisor; the Brandywine Global U.S. High Yield Fund, Caritas All-Cap Growth Fund, CV Asset Allocation Fund, and Presidio Multi-Strategy Fund managed by the Advisor; the Arin Large Cap Theta Fund managed by Arin Risk Advisors, LLC; the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund managed by Greenwood Capital Associates, LLC; the Matisse Discounted Closed-End Fund Strategy managed by Deschutes Portfolio Strategies; the Roumell Opportunistic Value Fund managed by Roumell Asset Management, LLC; the Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund managed by FolioMetrix, LLC; the SCS Tactical Allocation Fund managed by Sentinel Capital Solutions, Inc.; the Sector Rotation Fund managed by Navigator Money Management, Inc.; and the Thornhill Strategic Equity Fund managed by Thornhill Securities, Inc.  The shares of the Fund are divided into three classes which are described in the Prospectus: Institutional Class Shares, Class A Shares, and Class C Shares.  Additional series and/or classes may be created from time to time.  The number of shares in the Trust shall be unlimited.  When issued for payment as described in the Fund’s prospectus and this Statement of Additional Information, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.  The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a “majority” of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.

The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the Investment Company Act of 1940.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Trustees are responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor, Sub-Advisor, and the Fund; and oversee activities of the Fund.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years.  Those Trustees who are “interested persons” (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Trust, Advisor, or the Sub-Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 81	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	24
Independent Trustee of Brown Capital Management Funds for its three series, DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of Giordano Investment Trust for its one series during 2011 and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael G. Mosley Age: 60	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	24	None.
Theo H. Pitt, Jr. Age: 77	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	24
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, Hillman Capital Management Investment Trust for its one series, and World Funds Trust for its one series (all registered investment companies); previously, Independent Trustee of NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its one series from 2004 to 2009 (all registered investment companies).

James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	24
Independent Trustee of the following Brown Capital Management Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 53	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	24	None.
Other Officers

D. Jerry Murphey Age: 55 821 Pacific Street Omaha, Nebraska 68108	President (RiskX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the RiskX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a
Julie M. Koethe Age: 33 821 Pacific Street Omaha, Nebraska 68108	Treasurer (RiskX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the RiskX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
				n/a	n/a

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James C. Roumell Age: 52 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	President (Roumell Opportunistic Value Fund)	Since 9/10	President of Roumell Asset Management, LLC (advisor to the Roumell Opportunistic Value Fund) since 1998.	n/a	n/a
Craig L. Lukin Age:45 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	Treasurer (Roumell Opportunistic Value Fund)	Since 9/10
Chief Operating Officer and Chief Compliance Officer of Roumell Asset Management, LLC since 2007; Research Analyst at Roumell Asset Management, LLC from 2003-2007; Private Equity Analyst for Dent & Company, Inc. (investment services) from 2000-2002; Corporate Value Consulting Manager for PricewaterhouseCoopers, LLP (accountancy and professional services) from 1994-2000.
				n/a	n/a
Mark A. Grimaldi Age: 51 1207 Route 9 Suite 10 Wappingers Falls, NY 12590	President and Treasurer (Sector Rotation Fund)	Since 4/11
President and Chief Compliance Officer of Navigator Money Management, Inc. (advisor to the Sector Rotation Fund) since 1996; Vice President of The Prestige Organization, Inc. since 1996; and Co-Fund Manager of ETF Market Opportunity Fund (formerly Navigator Fund) from 2008-2009.
				n/a	n/a
Cort F. Meinelschmidt Age: 34 38 S. Potomac Street Suite 304 Hagerstown, MD 21740	President (SCS Tactical Allocation Fund)	Since 10/11
President of Sentinel Capital Solutions, Inc. (advisor to the SCS Tactical Allocation Fund) since 2011; Financial Advisor for Centra Financial Services (investment services) from 2010-2011; Financial Advisor for Edward Jones (investment services) from 2004-2010.
				n/a	n/a
J. Philip Bell Age: 60 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	President (Crescent Funds)	Since 10/11	President and Chief Compliance Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 1985.	n/a	n/a
Walter B. Todd III Age: 42 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	Treasurer (Crescent Funds)	Since 7/13	Chief Investment Officer of Greenwood Capital Associates, LLC.	n/a	n/a
Joseph DeSipio Age: 47 300 Four Falls Corporate Center, Suite 200 West Conshohocken, PA 19428	President (Arin Funds)	Since 3/12
Co-Founder and Chief Market Strategist of Arin Risk Advisors, LLC (advisor to the Arin Funds) since 2009.  Previously, Investment Strategist of SEI Investment Company (financial services) from 2007 until 2009 and Director of Options Strategy Group for Evergreen Investments (investment management) from 2000 until 2007.
				n/a	n/a

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Lawrence Lempert Age: 45 300 Four Falls Corporate Center, Suite 200 West Conshohocken, PA 19428	Treasurer (Arin Funds)	Since 3/12	Trading Director of Arin Risk Advisors, LLC since 2009 and Chief Compliance Officer since 2011. Previously, managing member of Bullock Capital, LLC (securities brokerage) from 2004 through 2010.	n/a	n/a
Bryn H. Torkelson Age: 56 4949 Meadows Road Suite 200 Lake Oswego, OR 97035	President (Matisse Discounted Closed-End Fund Strategy)	Since 5/12
President and Chief Investment Officer of Deschutes Portfolio Strategies, LLC (advisor to the Matisse Discounted Closed-End Fund Strategy) since 2010, President of Deschutes Investment Advisors, Inc. (investment management) since 1997.
				n/a	n/a
Gabriel F. Thornhill Age: 46 336 South Congress Suite 200 Austin, TX 78704	President and Treasurer (Thornhill Strategic Equity Fund)	Since 7/12	President and Chief Compliance Officer of Thornhill Securities, Inc. (advisor to the Thornhill Strategic Equity Fund) since 2005.	n/a	n/a
Brenda A. Smith Age: 53 300 Conshohocken State Road, Suite 200 West Conshohocken, PA 19428	President (Horizons West Multi-Strategy Hedged Income Fund ); President and Treasurer (Caritas All-Cap Growth Fund, CV Asset Allocation Fund, and Presidio Multi-Strategy Fund )	Since 8/12 , 11/12, and 8/13
President of CV Brokerage, Inc. (broker-dealer) since 2010.  Managing Member of CV Investment Advisors, LLC ( investment advisor) since 2012.  Owner of BA Smith & Associates, LLC (accounting and consulting) since 1995.
				n/a	n/a
Steven M. MacNamara Age: 52 75 Glen Road Suite G-14 Newtown, CT 06482	Treasurer (Horizons West Multi-Strategy Hedged Income Fund)	Since 7/13	Managing Member and Chief Executive Officer of Horizons West Capital Partners, LLC (advisor to the Horizons West Multi-Strategy Hedged Income Fund).	n/a	n/a
T. Lee Hale, Jr. Age: 35	Chief Compliance Officer; Assistant Treasurer; Treasurer (Matisse Discounted Closed-End Fund Strategy	Since 7/09, 4/10, and 5/12	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 36	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

The Board met seven times during the twelve   month period ended September 30, 2013.  Each Trustee attended all of the Board meetings.

Board Structure.  The Trust’s Board of Trustees includes five independent Trustees, one of which, Mr. Speed, is Chairman of the Board of Trustees.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and

Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board’s structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.

With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund’s advisor and sub-advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust’s Chief Compliance Officer (“CCO”).  The Audit Committee also meets with the Trust’s independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust’s financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust’s third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws

Qualification of Trustees.  The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes, and skills that enable the Trustee to be an effective member of the Board.

Mr. Brinson has experience as an investor, including his role as trustee of several other investment companies and business experience as President of a company in the business of private investing.  Mr. Mosley has had business experience as an owner of a real estate company.  Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm.  Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing.  Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust.

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met six times during the twelve-month period ended September 30, 2013.

Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the twelve-month period ended September 30, 2013.

Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.  The Nominating Committee did not meet during the twelve-month period ended September 30, 2013.

Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Sub-Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Sub-Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, investment sub-advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Sub-Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Sub-Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the twelve-month period ended September 30, 2013.

Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the twelve-month period ended September 30, 2013.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2012 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee In Family of Investment Companies*
Jack E. Brinson	A	A
Michael G. Mosley	A	A
Theo H. Pitt, Jr.	A	A
James H. Speed, Jr.	A	A
J. Buckley Strandberg	A	A

* Includes all the funds of the Trust managed by the Advisor.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2012, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Sub-Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor, Sub-Advisor, or Distributor.

Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust, Advisor, or the Sub-Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  Because the Fund has not been in operation for a full year, the following table presents the estimated compensation for each Trustee for the first full fiscal year.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Jack E. Brinson	$2,000	None	None	$ 48 ,000

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Michael G. Mosley	$2,000	None	None	$ 48 ,000
Theo H. Pitt, Jr.	$2,000	None	None	$ 48 ,000
James H. Speed, Jr.	$2,000	None	None	$ 48 ,000
J. Buckley Strandberg	$2,000	None	None	$ 48 ,000

*Each of the Trustees serves as a Trustee to all series of the Trust.

Codes of Ethics.  The Trust, Advisor, and Sub-Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the Investment Company Act of 1940, which is designed to prevent affiliated persons of the Trust, Advisor, and Sub-Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust, Advisor, and Sub-Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the codes of the Advisor and Sub-Advisor require that portfolio managers and other investment personnel report their personal securities transactions and holdings, which are reviewed for compliance with the respective code of ethics.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, which is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust’s Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Sub-Advisor the authority to vote proxies for the Fund, subject to oversight by the Trustees.  Copies of the Trust’s Proxy Voting and Disclosure Policy and the Sub-Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Principal Holders of Voting Securities.  As of September 30, 2013, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) none of the then outstanding shares of each class of shares of the Fund. On that same date, the following shareholders owned of record more than 5% of the outstanding shares of each class of shares of the Fund.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a class of shares of the Fund as of September 30, 2013.

Institutional Class Shares

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

Class A Shares

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

Class C Shares

Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

Investment Advisor.  Information about CV Investment Advisors, LLC and its duties and compensation as Advisor is contained in the Fund’s prospectus.  The Advisor is controlled by CV Investments, LLC, managing member, and Brenda A. Smith, Chief Compliance Officer.  The Advisor supervises the Fund’s investments pursuant to the Investment Advisory Agreement.  The Investment Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.  The Investment Advisory Agreement is terminable without penalty by the Trust on 60 calendar days’ written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days’ written notice by the Advisor.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the Investment Company Act of 1940.

The Advisor manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.

Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

The Advisor will receive a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets.

Investment Sub-Advisor.  Information about Horizons West Capital Partners, LLC and its duties and compensation as Sub-Advisor is contained in the Fund’s prospectus.  The Sub-Advisor assists the Advisor in supervising the Fund’s investments pursuant to the Investment Sub-Advisory Agreement.  The Sub-Advisor is controlled by Steven M. MacNamara, CFA, the principal owner of the firm.  The Investment Sub-Advisory Agreement is effective for an initial two-year period and will be renewed for a period of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are neither parties to the Investment Sub-Advisory Agreement nor interested persons of any such party, or by vote of a majority of the Fund’s outstanding voting securities.  The Investment Sub-Advisory Agreement is terminable without penalty on 60-days’ notice by the Trustees, by the Advisor or Sub-Advisor, or by vote of a majority of the outstanding voting securities of the Fund.  The Sub-Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the Investment Company Act of 1940.

Under the Investment Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Sub-Advisory Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or a loss resulting from the Sub-Advisor’s reckless disregard of its duties and obligations under the Agreement.

For its sub-advisory services to the Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund’s average daily net assets at a maximum rate of 0.75%.  The fee may be less than the maximum under circumstances agreed upon by the Advisor and Sub-Advisor, based upon factors such as the Fund being in expense reimbursement status, shareholder retention, and new shareholder asset growth.  The Fund does not pay a direct fee to the Sub-Advisor.

Portfolio Managers.  The Fund’s portfolios will be managed on a day-to-day basis by Steven M. MacNamara, CFA.

Compensation.  The portfolio manager’s compensation varies with the general success of the Sub-Advisor as a firm.  The portfolio manager’s compensation is based on net revenue after all firm expenses and profit sharing.  The portfolio manager’s compensation is not directly linked to the Fund’s performance, although positive performance and growth in managed assets are factors that may contribute to the Sub-Advisor’s distributable profits and assets under management.

Ownership of Fund Shares.  The table below shows the amount of the Fund’s equity securities beneficially owned by each portfolio manager as of September 30, 2013 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Steven M. MacNamara, CFA	A

Other Accounts. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of September 30, 2013.

Accounts	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts	0	$0	0	$0	0	$0
Accounts with Performance-Based Advisory Fee	0	$0	0	$0	0	$0

Conflicts of Interests.  The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients (“Other Accounts”).  The Other Accounts might have similar investment objectives as the Fund, be compared to the same index as the Fund, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor’s investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

Administrator.  The Trust has entered into the Fund Accounting and Administration Agreement with The Nottingham Company (“Administrator”), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North 27804.  The Administrator assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.50% if the average daily net assets are under $42 million and gradually decreases to an annual rate of 0.164% if the average daily net assets are $1.425 billion or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

In addition, the Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the Administrator when the Fund is at lower asset levels and assume certain expenses of the Fund in order to help limit the Fund’s operating expenses.  The Operating Plan may be terminated by either party at the conclusion of the then current term upon (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.  In part because of the Advisor’s obligations under the Operating Plan, the Trustees review the financial condition of the Advisor, including its stability and profitability, when considering the approval of the Operating Plan.

The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; ongoing filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  All of the Fund’s service providers, other than the Advisor, are paid by the Administrator.

The Administrator’s responsibilities include the following services for the Fund: (i) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.  The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC (“Transfer Agent”), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Distributor.  The Fund will conduct a continuous offering of their securities.  Capital Investment Group, Inc. (“Distributor”), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Fund’s shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement (“Distribution Agreement”) approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Fund shall from time to time identify to the Distributor as states in which the Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.  The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the Financial Industry Regulatory Authority.  The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services shall include, but are not limited to, the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation’s Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Fund’s shares.  The Distribution Agreement may be terminated by either party upon 60-days’ prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Fund.

Rule 12b-1 Plan.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class A shares of the Fund (the “Plan”).  Pursuant to the Plan, the Fund is authorized to pay the Distributor a fee at an annual rate of 0.25% of average daily net assets of the Fund attributable to the Class A shares and 1.00% of the average daily net assets attributable to its Class C Shares.  The 0.25% fee for the Class A Shares is a service fee.  The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon the average daily net assets of the Fund attributable to the Class A shares and Class C Shares during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

The Plan is a type of plan known as a “compensation” plan because payments are made for services rendered to the Fund regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plan.  The Distributor has indicated that it expects its expenditures to include, without limitation, the costs of: (i) printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of Fund shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the sale of shares of the Fund; and (vi) any other activity that the Distributor determines is primarily intended to result in the sale of Fund shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.  From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.  All distribution expenses incurred by the Distributor and others, such as broker dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund.

The Plan and the Distribution Agreement have been approved by the Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plan and the Distribution Agreement.  Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.  The Plan may be terminated at any time with respect to a particular class by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares such class.

The Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund with respect to a particular class, unless such amendment is approved by the vote of a majority of the outstanding voting shares of such class (as defined in the Investment Company Act of 1940). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated with respect to a particular class by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting shares of such class; (b) it will automatically terminate in the event of its assignment (as defined in the Investment Company Act of 1940); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Custodian.  UMB Bank, n.a., with its principal place of business located in Kansas City, Missouri, serves as custodian for the Fund’s assets.  The custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of the Fund plus additional out-of-pocket and transaction expenses as incurred by the Fund.  The Custodian’s compensation is subject to a minimum annual amount of $5,000 for the Fund.

Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Nottingham Compliance Services, LLC, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, in which Nottingham Compliance Services, an affiliate of the Administrator, will assist the Trust’s Chief Compliance Officer in preparing and updating the Trust’s compliance manual and in monitoring and testing compliance with the policies and procedures under the Trust’s compliance manual.  Fees paid to Nottingham Compliance Services for these compliance services are paid by the Administrator.

Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, and prepare the Fund’s federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.

Legal Counsel.  Baker, Donelson, Bearman, Caldwell & Berkowitz, PC serves as legal counsel to the Trust and the Fund.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Purchasing Shares” and “Redeeming Shares” in the Fund’s prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Fund’s prospectus:

Purchases.  Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor, or the Fund directly.  Selling dealers have the responsibility of transmitting orders promptly to the Fund.  The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being received by the Fund in good form.  Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange on days the New York Stock Exchange is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the New York Stock Exchange closes earlier), as described under “Net Asset Value.”  The net asset value per share of the Fund is not calculated on business holidays when the New York Stock Exchange is closed.  An order received prior to the time regular trading closes on the New York Stock Exchange will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the New York Stock Exchange will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Front-End Sales Charges.  The public offering price of Class A shares of the Fund equals net asset value plus a sales charge.  The Distributor receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount Of Transaction At Public Offering Price	Sales Charge As % Of Public Offering Price	Sales Charge As % Of Net Amount Invested	Dealer Reallowance As % Of Public Offering Price
Under $25,000	5.75%	6.10%	5.50%
$25,000 to $49,999	5.50%	5.82%	5.25%
$50,000 to $99,999	4.75%	4.99%	4.50%
$100,000 to $249,999	3.75%	3.90%	3.50%
$250,000 to $499,999	2.50%	2.56%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	1.00%	1.01%	0.75%

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers that have agreements with the Distributor.  The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industries Regulatory Authority.  None of the aforementioned compensation is paid for by the Fund or its shareholders, although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.

Reduced Sales Charges.  Certain purchases of shares of the Class A Shares of the Fund may qualify for a lower sales charge.  In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Fund, the Distributor, or their broker-dealer that the purchase qualifies for a lower sales charge.

Rights of Accumulation.   Pursuant to the right of accumulation, investors are permitted to purchase Class A Shares at the public offering price applicable to the total of (i) the total public offering price of the Class A Shares of the Fund then being purchased plus (ii) an amount equal to the then current net asset value of the purchaser’s combined holdings of the Class A shares of the Fund.  To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification.  This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent.  Investors may qualify for a lower sales charge for Class A shares by executing a letter of intent.  A letter of intent allows an investor to purchase Class A shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the Class A shares of the Fund.  Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period.  Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount.  If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid.  If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due.  On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose.  The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor’s cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period.  No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent.  Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Prospectus for the Class A Shares or is otherwise available from the Administrator or the Distributor.  This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Waived Sales Charges.  Certain sales of Class A Shares are made at NAV, meaning they are not subject to a sales charge.  This is because certain investor and intermediary transactions involve little or no expense.  The investors who may be able to purchase Class A Shares without paying an initial sales charge generally are as follows:

•	Certain trustees, directors, employees and affiliates of the Advisor and Sub-Advisor;
•	Certain financial intermediary personnel;
•	Certain tax-exempt entities;
•	Certain financial institutions, including banks, brokers or insurance companies; and
•	Clients of the Advisor, Sub-Advisor, or other registered investment advisers.

Furthermore, reinvestment of dividends or distributions or the exchanges of shares of one Fund for another fund managed by the Advisor are not subject to a sales charge.

Contingent Deferred Sales Charges.  A contingent deferred sales charge may be imposed on redemptions of Class C Shares within the first year of purchase.  The contingent deferred sales charge is imposed on redemption proceeds according to the schedule in the table below.  No contingent deferred sales charge is imposed with respect to the Class A Shares and Institutional Class Shares of the Fund.

Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	1.00%
Second and Following	None

The contingent deferred sales charge is calculated as a percentage of the net asset value of the Class C Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%.  To determine if the contingent deferred sales charge applies to a redemption, the Fund redeem shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.  Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.

The Distributor may, out of its own resources and assets or through a financing arrangement with the Advisor or Sub-Advisor, pay commissions to broker-dealers for selling Class C Shares, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge if redeemed.  The Distributor may pay such broker-dealers a commission of up to 1% of the amount invested in Class C Shares subject to a contingent deferred sales charge.  Should the Distributor decide to pay such commissions to broker-dealers through a financing arrangement with the Advisor or Sub-Advisor, the financing arrangement will work as follows.  The Advisor or Sub-Advisor will forward to the Distributor a payment equal to an estimated amount of commissions.  When the Distributor pays a commission to a broker-dealer for selling Class C Shares, the Advisor or Sub-Advisor will receive payments under the Fund’s Rule 12b-1 Plan for one year following the sale of such Class C Shares.  These payments will equal 1.00% of the average daily net assets of the Class C Shares that were sold.  If Class C Shares are redeemed, then the Advisor or Sub-Advisor will receive any contingent deferred sales charges collected by the Distributor and will no longer receive payments under the Fund’s Rule 12b-1 Plan with respect to the redeemed shares.  In the event that the Distributor pays such commissions out of its own resources (and not under such a financing arrangement), the Distributor may then receive any contingent deferred sales charges imposed on redemptions of those shares and all or a portion of the compensation with respect to those shares under the Funds’ Rule 12b-1 Plans.

Waived Sales Charges.  The contingent deferred sales charge imposed on Class C Shares may be waived in the following circumstances:

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.
•	Tax-free returns of excess contributions to IRAs.
•
Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability.  The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•	Redemptions of Class C Shares pursuant to a systematic withdrawal plan.
•	Mandatory distributions from a tax-deferred retirement plan or IRA.
•	Redemption of shares initiated by the Fund (i.e., liquidation or merger).

Reinstatement Privilege.  Following redemption of Class C Shares, some or all of the redemption proceeds may be reinvested Class C Shares within 90 days without a contingent deferred sales charge.  Reinstated Class C Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

Institutional Class Shares.  All sales of Institutional Class shares are made at NAV.  In addition, Institutional Class Shares are not subject to the 12b-1 Plan, which results in a lower overall expense ratio than Class A Shares.  The minimum initial investment for Institutional Class Shares is $250,000, and the minimum for additional investments is $100 and is subject to change at any time. The Advisor may waive the minimum initial investment to establish certain Institutional Class Share accounts.

Redemptions.  The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed for other than customary weekend and holiday closings, or that trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (ii) during any period when an emergency exists as defined by the rules of the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the Securities and Exchange Commission may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

Involuntary Redemptions.  In addition to the situations described in the Fund’s prospectus under “Redeeming Fund Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund’s prospectus from time to time or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.

Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following special shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Fund’s prospectus, share certificates are normally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan.  Shareholders owning Fund shares of a particular class with a value of $25,000 or more may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Fund’s prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-800-773-3863 or by writing to:

Horizons West Multi-Strategy Hedged Income Fund
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
Rocky Mount, NC 27803-0365

Purchases In Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Purchase and Redemption Price – Determining the Fund’s Net Asset Value” in the Fund’s prospectus.

Redemptions In-Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Transfer of Registration.  To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signatures of the registered owners exactly as the signature appear on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Fund’s prospectus under the heading “Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

Employees and Affiliates of the Fund.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Fund may allow investments in the Fund with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.

Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or the Financial Industries Regulatory Authority or any other self-regulatory agency.  None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.

NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday).  The Fund’s net asset value is not calculated on business holidays when the New York Stock Exchange is closed.  The New York Stock Exchange generally recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the net asset value of the Fund will not be calculated.

The net asset value per share of each class of shares of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series of shares.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular class of shares will be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Fund are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of each Fund are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.

•
Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders or any particular category of shareholders.  The discussions here and in the Fund’s prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by the Fund from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the Fund’s total assets may be invested in (i) the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; (ii) the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or (iii) the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals.  For tax years beginning after December 31, 2002, the long-term capital gains rate for individual taxpayers is currently at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for most individuals whose taxable income is more than $400,000.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

For tax years beginning after December 31, 2012 and after, certain individuals, estates and trusts must pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the Fund’s taxable year.  Shareholders should note that, upon the sale or exchange of Fund shares, if such shares have not been held for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) at the Fund level.  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders after December 31, 2002, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund must report cost basis information to the Internal Revenue Service on Form 1099-B for any sale of shares purchased in non-retirement accounts after January 1, 2012.  Registered investment companies must select a default cost basis calculation method and apply that method to reportable sales of shares unless an alternate Internal Revenue Service approved method is specifically elected in writing by the shareholder.  Average cost, which is the mutual fund industry standard, has been selected as the Fund’s default cost basis calculation method.  If a shareholder determines that an Internal Revenue Service approved cost basis calculation method other than the Fund’s default method of average cost is more appropriate, the shareholder must contact the Fund at the time of or in advance of a reportable sale of shares that are to be subject to such alternate election. Internal Revenue Service regulations do not permit the change of a cost basis election on previously executed trades.  Cost basis information will not be reported to the IRS or shareholder upon the sale of any shares not covered by these cost basis reporting requirements.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.”  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund generally will not disclose portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-773-3863.  The Fund will also file these quarterly portfolio holdings reports with the Securities and Exchange Commission on Form N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the Securities and Exchange Commission on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the Securities and Exchange Commission on Form N-CSR.

To the extent that a Fund’s portfolio holdings have previously been disclosed publicly either through a filing made with the Securities and Exchange Commission on Form N-CSR or Form N-Q, or by being posted to the Fund’s website, such holdings may also be disclosed to any third party that requests them.

Consistent with policies approved by the Board, the officers of the Fund will share non-public portfolio holdings information with the Fund’s service providers that require such information for legitimate business and Fund oversight purposes.  Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information.   The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

The Advisor, as well as the custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Fund’s portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.

The Fund’s distributor, transfer agent, independent public accountants, and legal counsel have access to the Fund’s portfolio holdings on an ad hoc, as needed basis.  The distributor and transfer agent are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings.  The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.

V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc. are financial printers the Fund may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Fund’s portfolio holdings.

The Fund and its service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.

The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Fund has a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Fund, research companies that allow the Advisor to perform attribution analysis for the Fund; and the Advisor’s proxy voting agent to assess and vote proxies on behalf of the Fund.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust’s Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund’s investment advisor, investment sub-advisor, any principal underwriter for the Trust, or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters are then reported to the Board of Trustees.

FINANCIAL STATEMENTS

Because the Fund is newly organized, there is no financial information in this SAI.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.

APPENDIX A –DESCRIPTION OF RATINGS

The Fund may acquire from time to time certain securities that meet the following minimum rating criteria (“Investment-Grade Debt Securities”) (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor’s Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody’s Investor Service, Inc.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations that are rated Ba, B, Caa, Ca, or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings.

Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings.

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.

Short-Term Ratings.

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category, categories below “CCC”, or short-term ratings other than “F1”.  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	The Trust’s Proxy Voting and Disclosure Policy; and

(2)	The Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

(3)	The Sub-Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Sub-Advisor’s specific proxy voting guidelines.

Trust’s Proxy Voting Disclosure Policy

The Securities and Exchange Commission has adopted rules and forms under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 to require registered investment companies to provide disclosure about how they vote proxies for their portfolio securities.  Each series of shares of the Trust (individually and collectively referred to as the “Fund”) is required to disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The Fund is also required to file with the Securities and Exchange Commission and to make available to their shareholders the specific proxy votes cast for portfolio securities.  This policy is designed to ensure that the Fund complies with these requirements and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

Specific Proxy Voting Policies and Procedures

A.General

The Board of Trustees believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.Delegation to Fund’s Investment Advisor

The Board of Trustees believes that the Fund’s investment advisor is in the best position to make individual voting decisions for the Fund consistent with this policy.  Therefore, subject to the oversight of the Board of Trustees, the Fund’s investment advisor is delegated the following duties:

1.	To make the proxy voting decisions for the Fund; and

2.
To assist the Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board of Trustees, including a majority of the Independent Trustees, shall approve the Proxy Voting and Disclosure Policy of the Fund’s investment advisor as it relates to the Fund.  The Board of Trustees shall also approve any material changes to such policy no later than six (6) months after adoption by the Fund’s investment advisor.

C.Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy set forth in the Proxy Voting and Disclosure Policy of the Fund’s investment advisor, provided such specific voting policy was approved by the Board of Trustees, or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee.  In addition, provided the Fund’s investment advisor is not affiliated with the Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the advisor with respect to a matter to which the Fund is entitled to vote, a vote by the advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

D.Other Investment Companies

To the extent the Fund invests in shares of other investment companies in accordance with the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, the Fund’s investment advisor shall vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.

Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Fund shall disclose this policy, or a description of the policy, to its shareholders by including it as an appendix to its Statement of Additional Information on Form N-1A.  The Fund will also notify its shareholders in the Fund’s shareholder reports that a description of this policy is available upon request, without charge, by calling a specified toll-free telephone number.  The Fund will send this description of the policy within three business days of receipt of any shareholder request, by first-class mail, or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act of 1940, the Fund will file Form N-PX with the Securities and Exchange Commission no later than August 31 of each year, even if August 31 falls on a non-business day.  The Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve-month period ended June 30.

The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the Securities and Exchange Commission.

The Fund shall also include a statement in its annual reports, semi-annual reports, and Statement of Additional Information that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (i) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified internet address; and (ii) on the website of the Securities and Exchange Commission.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy statements received regarding the Fund’s securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the records of the Fund’s investment advisor.

A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund’s investment advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

Proxy Voting Committee

A.	General

The Trust’s Proxy Voting Committee shall be composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees as the Board of Trustees may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Fund’s investment advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board of Trustees may, from time to time, grant or assign to the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board of Trustees may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference, or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.

Other

This policy may be amended, from time to time, as determined by the Board of Trustees.

 CV Investment Advisors, LLC

Proxy Voting/Class Action Lawsuits

Policy

CV does not vote proxies for separately managed account clients and has no obligation to determine if securities held by the client are subject to a pending or resolved class action lawsuit. It also has no duty to evaluate a client’s eligibility or to submit a claim to participate in the proceeds of a securities class action settlement or verdict. Furthermore, CV has no obligation or responsibility to initiate litigation to recover damages on behalf of clients who may have been injured because of actions, misconduct, or negligence by corporate management of issuers whose securities are held by clients.

CV will vote proxies/participate in class actions for securities held by the Fund in accordance with the policy below. CV will determine how to vote proxies based on CV's reasonable judgment of that vote or act most likely to produce favorable financial results for its clients. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  However, we will consider both sides of each proxy issue.  Consistent with the Company’s paramount commitment to the financial investment goals of our clients, social considerations will not be considered absent contrary instructions by a client.

Responsibility

The CCO has the responsibility for the implementation and monitoring of our proxy/class action policy and to ensure that the firm does accept and/or exercise any proxy voting/class action authority on behalf of separately managed clients.

Procedure

The firm’s procedure is:

•
CV generally does not receive proxies or notifications of class action lawsuits on behalf of its separately managed account clients.  To the extent such materials are received directly by CV, CV shall forward such materials to the client. For the Fund, CV has been given authority to vote proxies or join class action lawsuits. CV believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of the Fund.  As a result, similar proposals for different companies may receive different votes because of different corporate circumstances. Upon receipt of a corporate proxy by the Company, the special or annual report and the proxy are submitted to the Proxy Manager.  The Proxy Manager will then vote the proxy in accordance with this policy. CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service.

•
The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of the client and the provisions of the Company’s Voting Guidelines in Section 2 below.  The Proxy Manager will then vote the proxies. CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service.

•
The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section 3 below).  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote, which will be maintained with the record of the actual vote in the Company’s files.

•
While CV's policy is to review each proxy proposal on its individual merits, CV has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies.  CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service

These guidelines are set forth below:These guidelines are set forth below:

A.	Corporate Governance

1.	Election of Directors and Similar Matters

In an uncontested election, CV will generally vote in favor of management’s proposed directors.  In a contested election, CV will evaluate proposed directors on a case-by-case basis.  With respect to proposals regarding the structure of a company’s Board of Directors, CV will review any contested proposal on its merits.

Notwithstanding the foregoing, CV expects to support proposals to:

a.	Expand directors’ liability and limit directors’ indemnification rights

b.	Generally vote against proposals to Adopt or continue the use of a classified Board structure; and

c.	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular issue)

2.	Audit Committee Approvals

CV generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.  CV will generally vote to ratify management’s recommendation and selection of auditors.

3.	Shareholder Rights

CV may consider all proposals that will have a material effect on shareholder rights on a case by case basis.  Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Adopt confidential voting and independent tabulation of voting results; and

b.	Require shareholder approval of “poison pills;”

And expects to generally vote against proposals to:

a.	Adopt super-majority voting requirements; and

b.	Restrict the rights of shareholders to call special meetings, to amend the bylaws, or to act by written consent.

4.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

CV may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers, or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on CV.  These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);

b.
Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

c.	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

d.	Adopt classified boards of directors;

e.	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

f.	Require a company to consider the non-financial effects of mergers or acquisitions.

5.	Capital Structure Proposals

CV will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.  Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Eliminate preemptive rights.

B.	Compensation

1.	General

CV generally supports proposals that encourage the disclosure of a company’s compensation policies.  In addition, CV generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance.  CV may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, CV expects to generally support proposals to:

a.	Require shareholders approval of “golden parachutes;” and

b.	Adopt “golden parachutes” that do not exceed 1 to 3 times the base compensation of the applicable executives.

And expects to generally vote against proposals to:

c.	Adopt measures that appear to the Proxy Manager to arbitrarily determine executive or employee benefits.

2.	Stock Option Plans and Share Issuances

CV evaluates proposed stock option plans and share issuances on a case-by-case basis.  In reviewing proposals regarding stock option plans and issuances, CV may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on CV. The Company believes that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders and that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership. Therefore, the Company generally will vote against stock option plans. However, these proposals will be reviewed on a case-by-case basis to determine that shareholders interests are being represented. CV is in favor of management, directors, and employees owning stock, but prefers that the shares be purchased in the open market.

Notwithstanding the foregoing, CV expects to generally vote against proposals to:

a.	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

C.	Corporate Responsibility and Social Issues

CV generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management.  These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

CV will generally vote against proposals involving corporate responsibility and social issues, although CV may vote for corporate responsibility and social issue proposals that CV believes will have substantial positive economic or other effects on a company or CV’s stock.

D.	Record-Keeping Requirements Pertaining to Proxy Voting.

Rule 204-2, requires that the following proxy voting records be maintained. The CCO shall be responsible for maintaining these records relating to proxy voting. CV may satisfy this requirement by relying on a third-party service to provide these records

1.	Copies of all policies and procedures required by Rule 206(4)-6.

2.
A copy of each proxy statement that CV receives regarding a client’s securities. CV may satisfy this requirement by relying on a third-party provider, such as a proxy voting service, or the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

3.
A record of each vote cast by the investment CV on behalf of a client. CV may satisfy this requirement by relying on a third-party service to provide these records. The third party must be capable of providing documents promptly upon request.

4.	A copy of any document created by CV that was material in making a decision on how to vote proxies on a client’s behalf or that articulates the basis for that decision.

5.
A copy of each written client request for information on how CV voted proxies on his or her behalf, as well as a copy of any written response by the investment CV to any written or oral client request for information.

E.	Conflicts of Interest Pertaining to Proxy Voting

Conflicts of interest between CV or a principal of CV and CV’s clients in respect of a proxy issue conceivably may arise, for example, from personal or professional relationships with a company or with the directors, candidates for director, or senior executives of a company that is the issuer of client securities.

If the CCO determines that a material conflict of interest exists, the following procedures shall be followed:

1.	CV may disclose the existence and nature of the conflict to the client(s) owning the securities, and seek directions on how to vote the proxies;

2.	CV may abstain from voting, particularly if there are conflicting client interests (for example, where client accounts hold multiple client securities in a competitive merger situation); or

3.	CV may follow the recommendations of an independent proxy voting service in voting the proxies.

CV keeps certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.  A copy of CV’s proxy-voting policies shall be made available to clients upon request.

•	Class Action Litigation

From time to time, securities held in the accounts of clients may be the subject of class action lawsuits brought by plaintiff attorneys on various grounds. These class action lawsuits will sometimes result in settlements or verdicts in which all shareholders are eligible to participate.

Where CV has disclaimed its responsibility (in Form ADV, Part 2A and client contracts) to evaluate a client’s eligibility or submit a claim to participate in the proceeds of a securities class action settlement or verdict, affecting securities owned by a client, it must follow the notification procedures established below.

Where CV has undertaken the obligation to evaluate the client’s eligibility to participate in the proceeds of a securities class action settlement or verdict and determine whether to submit a claim, CV will inform the client of the action, inform the client that he or she may opt in or opt out of the lawsuit, advise the client that CV cannot render legal services, advise the client to consult with an attorney, and advise the client that the failure to do so may negatively affect his or her rights.  CV will take any actions as instructed by the client’s attorney or the client and in the absence of any such instructions, CV shall take any actions (other than those which would be required to be performed by an attorney) which in its sole discretion is determined to be in the best interests of its clients.

Notification Procedures Re: Securities Class Action Lawsuits

Where CV receives written or electronic notice of a securities class action lawsuit, settlement or verdict, the notification procedure is as follows:

4.	All notices, proof of claim forms, and other materials will be forwarded upon receipt to the CCO, or a person designated by the CCO.

5.	The CCO, or the designated person, will log in the notices, proof of claim forms, and other materials.

6.
The CCO, or the designated person, will forward all documentation and proof of claim forms received to the client. Electronic mail is acceptable where appropriate, if the client has authorized contact in this manner.

•	CV will retain records of these notifications in accordance with Rule 204-2 under the Investment Advisers Act of 1940

•	The CEO or CCO reviews and signs all advisory agreements which specifically defines CV 's authority regarding proxy voting and advice on class action lawsuits.

•	The CCO also completes a monthly checklist certifying that this procedure has been implemented.

Horizons West Capital Partners, LLC

PROXY VOTING POLICY

Rule 206(4)-6 under the Investment Advisers Act of 1940 helps to ensure that SEC-registered advisers act in the best interest of their clients when exercising proxy voting authority. The rule obligates advisers to provide clients with information on how their securities were voted.

Advisers that have explicit or implicit voting authority must comply with rule 206(4)-6. Therefore, even when the advisory contract is silent, the rule applies if the adviser's voting authority is implied by an overall delegation of discretionary authority. The rule does not apply to advisers that provide clients with advice about voting proxies but do not have authority to vote them.

A.  Fiduciary Duty.

The SEC adopted rule 206(4)-6 to regulate proxy voting by investment advisers with authority to vote their clients’ proxies. Under the Investment Advisers Act, an adviser is a fiduciary that owes each of its clients the duties of care and loyalty with respect to all services undertaken on the client's behalf, which may or may not include proxy voting.  To satisfy its duty of loyalty, the adviser must cast proxy votes in a way that will advance the best interest of its client. The adviser must not put its own interests ahead of the client’s.

Under rule 206(4)-6, it is a fraudulent, deceptive, or manipulative act, practice, or course of business for an investment adviser to exercise voting authority over client proxies unless the investment adviser:

1.	Adopts and implements written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the client’s best interest;

2.	Discloses to clients how they may obtain information regarding how their proxies were voted; and

3.	Describes proxy voting policies and procedures and furnishes a copy of the policies and procedures to the client when requested to do so.

B.  HWCP Proxy Voting Policy.

If you vote proxies on behalf of your clients you must include a summary of your proxy voting policy in Form ADV and state that a full copy of your proxy policy is available to clients upon request with appropriate contact information.  In general, we will determine how to vote proxies based on our reasonable judgment of that vote most likely to produce favorable financial results for our clients. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer's board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect.  However, we will consider both sides of each proxy issue.  Consistent with the Company’s paramount commitment to the financial investment goals of our clients, social considerations will not be considered.

C.  Philosophy and Practice regarding the voting of proxies.

1.
General.  The Company believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients.  As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

2.	Procedures. To implement the Company’s proxy voting policies, the Company has developed the following procedures for voting proxies.

a.
Upon receipt of a corporate proxy by the Company, the special or annual report and the proxy are submitted to the Managing Member of HWCP (“the Proxy Manager”).  The Proxy Manager will then vote the proxy in accordance with this policy.

b.
The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries.  The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of the Company’s Voting Guidelines in Section 2 below.  The Proxy Manager will then vote the proxies.

c.
The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section 3 below).  With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote, which will be maintained with the record of the actual vote in the Company’s files.

3.
Voting Guidelines.  While the Company’s policy is to review each proxy proposal on its individual merits, the Company has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies.  These guidelines are set forth below:

D.  Corporate Governance.

1.
Election of Directors and Similar Matters.  In an uncontested election, the Company will generally vote in favor of management’s proposed directors.  In a contested election, the Company will evaluate proposed directors on a case-by-case basis.  With respect to proposals regarding the structure of a company’s Board of Directors, the Company will review any contested proposal on its merits.

Notwithstanding the foregoing, the Company expects to support proposals to:

a.	Limit directors’ liability and broaden directors’ indemnification rights

b.	Generally vote against proposals to Adopt or continue the use of a classified Board structure; and

c.	Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular issue)

2.
Audit Committee Approvals.  The Company generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.  The Company will generally vote to ratify management’s recommendation and selection of auditors.

3.
Shareholder Rights.  The Company may consider all proposals that will have a material effect on shareholder rights on a case by case basis.  Notwithstanding the foregoing, The Company expects to generally support proposals to:

a.	Adopt confidential voting and independent tabulation of voting results; and

b.	Require shareholder approval of “poison pills;”

And expects to generally vote against proposals to:

a.	Adopt super-majority voting requirements; and

b.	Restrict the rights of shareholders to call special meetings, to amend the bylaws, or to act by written consent.

4.
Anti-Takeover Measures, Corporate Restructurings and Similar Matters.  The Company may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers, or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company.  These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company’s stock.

Notwithstanding the foregoing, the Company expects to generally support proposals to:

Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);

a.           Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

b.           Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

a.           Adopt classified boards of directors;

b.           Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and

c.           Require a company to consider the non-financial effects of mergers or acquisitions.

5.
Capital Structure Proposals.  The Company will seek to evaluate capital structure proposals on their own merits on a case-by-case basis.  Notwithstanding the foregoing, The Company expects to generally support proposals to:

a.           Eliminate preemptive rights.

E.  Compensation.

1.
General.  The Company generally supports proposals that encourage the disclosure of a company’s compensation policies.  In addition, the Company generally supports proposals that fairly compensate executives, particularly those proposals that link executive compensation to performance.  The Company may consider any contested proposal related to a company’s compensation policies on a case-by-case basis.

Notwithstanding the foregoing, the Company expects to generally support proposals to:

a.	Require shareholders approval of “golden parachutes;” and

b.	Adopt “golden parachutes” that do not exceed 1 to 3 times the base compensation of the applicable executives.

And expects to generally vote against proposals to:

a.	Adopt measures that appear to the Proxy Manager to arbitrarily limit executive or employee benefits.

2.
Stock Option Plans and Share Issuances.  The Company evaluates proposed stock option plans and share issuances on a case-by-case basis.  In reviewing proposals regarding stock option plans and issuances, the Company may consider, without limitation, the potential dilutive effect on shareholders and the potential short and long-term economic effects on the company.  The Company believes that stock option plans do not necessarily align the interest of executives and outside directors with those of shareholders and that well thought out cash compensation plans can achieve these objectives without diluting shareholders ownership.  Therefore, the Company generally will vote against stock option plans.  However, these proposals will be reviewed on a case-by-case basis to determine that shareholders interests are being represented.  The Company is in favor of management, directors, and employees owning stock, but prefers that the shares be purchased in the open market.

Notwithstanding the foregoing, the Company expects to generally vote against proposals to:

a.	Establish or continue stock option plans and share issuances that are not in the best interest of the shareholders.

F.  Corporate Responsibility and Social Issues.

The Company generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management.  These types of proposals, often initiated by shareholders, may request that the company disclose or amend certain business practices.

The Company will generally vote against proposals involving corporate responsibility and social issues, although the Company may vote for corporate responsibility and social issue proposals that the Company believes will have substantial positive economic or other effects on a company or the company’s stock.

G.  Record-Keeping Requirements Pertaining to Proxy Voting.

Rule 204-2, requires that the following proxy voting records be maintained. The CCO shall be responsible for maintaining these records relating to proxy voting.

1.	Copies of all policies and procedures required by Rule 206(4)-6.

2.
A copy of each proxy statement that the investment the Company receives regarding a client’s securities. The Company may satisfy this requirement by relying on a third-party provider, such as a proxy voting service, or the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system.

3.
A record of each vote cast by the investment the Company on behalf of a client. The Company may satisfy this requirement by relying on a third-party service to provide these records. The third party must be capable of providing documents promptly upon request.

4.	A copy of any document created by the Company that was material in making a decision on how to vote proxies on a client’s behalf or that articulates the basis for that decision.

5.
A copy of each written client request for information on how the Company voted proxies on his or her behalf, as well as a copy of any written response by the investment the Company to any written or oral client request for information.

H.  Conflicts of Interest Pertaining to Proxy Voting.

Conflicts of interest between the Company or a principal of the Company and the Company’s clients in respect of a proxy issue conceivably may arise, for example, from personal or professional relationships with a company or with the directors, candidates for director, or senior executives of a company that is the issuer of client securities.

If the CCO determines that a material conflict of interest exists, the following procedures shall be followed:

1.	The Company may disclose the existence and nature of the conflict to the client(s) owning the securities, and seek directions on how to vote the proxies;

2.	The Company may abstain from voting, particularly if there are conflicting client interests (for example, where client accounts hold different client securities in a competitive merger situation); or

3.	The Company may follow the recommendations of an independent proxy voting service in voting the proxies.

The Company keeps certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.  A copy of the Company’s proxy-voting policies shall be made available to clients upon request.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits

(a)	Declaration of Trust (“Trust Instrument”).1
(b)	By-Laws.1
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Interim Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, as investment advisor for the Caritas All-Cap Growth Fund.32
(d)(2)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Dynamic Growth Fund (f/k/a FMX Growth Allocation Fund).16
(d)(3)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Dynamic Total Return Fund (f/k/a FMX Total Return Fund).16
(d)(4)
Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund (f/k/a the ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund, respectively).28

(d)(5)	Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Fundamental Growth Fund.30
(d)(6)	Investment Sub-Advisory Agreement between FolioMetrix, LLC and Forward Management, LLC, as investment sub-advisor for the Rx Dividend Income Fund (f/k/a ISM Dividend Income Fund).28
(d)(7)	Investment Sub-Advisory Agreement between FolioMetrix, LLC and Navellier & Associates, Inc. as investment sub-advisor for the Rx Fundamental Growth Fund.30
(d)(8)	Interim Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, as investment advisor for the Presidio Multi-Strategy Fund.33
(d)(9)	Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.5
(d)(10)	Investment Advisory Agreement between Registrant and Navigator Money Management, Inc., as investment advisor for the Sector Rotation Fund.7

(d)(11)	Investment Advisory Agreement between Registrant and Sentinel Capital Solutions, as investment advisor for the SCS Tactical Allocation Fund (f/k/a Guardian Diversified Fund).10
(d)(12)	Investment Advisory Agreement between Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.11
(d)(13)	Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.17
(d)(14)	Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.18
(d)(15)	Investment Advisory Agreement between Registrant and Thornhill Securities, Inc., as investment advisor for the Thornhill Strategic Equity Fund. 19
(d)(16)
Amended Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, as investment advisor for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).34

(d)(17)
Investment Sub-Advisory Agreement between CV Investment Advisors, LLC and Horizons West Capital Management, LLC, as investment sub-advisor for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).34

(d)(18)	Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, Inc., as investment advisor for the CV Asset Allocation Fund. 22
(d)(19)	Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, Inc., as investment advisor for the CV Sector Rotational Fund. 24
(d)(20)	Investment Sub-Advisory Agreement between CV Investment Advisors, LLC and ICC Capital Management, Inc., as investment sub-advisor for the CV Sector Rotational Fund. 24
(e)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.30
(f)	Not Applicable.
(g)	Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.30
(h)(1)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Caritas All-Cap Growth Fund.12
(h)(2)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the RiskX Funds (f/k/a FMX Funds).23
(h)(3)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Rx Fundamental Growth Fund.30

(h)(4)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Presidio Multi-Strategy Fund.9
(h)(5)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Roumell Opportunistic Value Fund.29
(h)(6)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for The Sector Rotation Fund.7
(h)(7)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the SCS Tactical Allocation Fund.10
(h)(8)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Crescent Funds.11
(h)(9)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Arin Large Cap Theta Fund.15
(h)(10)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Matisse Discounted Closed-End Fund Strategy.25
(h)(11)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Thornhill Strategic Equity Fund.19
(h)(12)
Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).34

(h)(13)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the CV Asset Allocation Fund.22
(h)(14)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the CV Sector Rotational Fund.24
(h)(15)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.30
(h)(16)	Expense Limitation Agreement between the Registrant and Sentinel Capital Solutions as investment advisor for the SCS Tactical Allocation Fund.21
(h)(17)	Expense Limitation Agreement between the Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.11
(h)(18)	Expense Limitation Agreement between the Registrant and Thornhill Securities, Inc., as investment advisor for the Thornhill Strategic Equity Fund.19
(h)(19)	Expense Limitation Agreement between the Registrant and FolioMetrix, LLC., as investment advisor for the Rx Fundamental Growth Fund.19
(h)(20)	Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the Presidio Multi-Strategy Fund.33

(h)(21)	Amended Operating Plan between Roumell Asset Management, LLC and The Nottingham Company.29
(h)(22)	Amended and Restated Operating Plan between FolioMetrix, LLC and The Nottingham Company.28
(h)(23)	Operating Plan between FolioMetrix, LLC and The Nottingham Company for the Rx Fundamental Growth Fund.30
(h)(24)	Operating Plan between Navigator Money Management, Inc. and The Nottingham Company.7
(h)(25)	Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the Caritas All-Cap Growth Fund.32
(h)(26)	Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.15
(h)(27)	Amended Operating Plan between Deschutes Portfolio Strategies, LLC and The Nottingham Company.25
(h)(28)	Amended Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).34
(h)(29)	Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the CV Asset Allocation Fund.22
(h)(30)	Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the CV Sector Rotational Fund.24
(i)	Opinion and Consent of counsel.8
(j)	Consent of BBD, LLP, independent public accountants.34
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Caritas All-Cap Growth Fund.2
(l)(2)	Initial Subscription Agreement for the Rx Dynamic Growth Fund (f/k/a FMX Growth Allocation Fund) and the Rx Dynamic Total Return Fund (f/k/a FMX Total Return Fund).3
(l)(3)	Initial Subscription Agreement for the Presidio Multi-Strategy Fund.13
(l)(4)	Initial Subscription Agreement for the Roumell Opportunistic Value Fund.13
(l)(5)	Initial Subscription Agreement for the SCS Tactical Allocation Fund.14
(l)(6)	Initial Subscription Agreement for the Crescent Funds.13
(l)(7)	Initial Subscription Agreement for the Arin Large Cap Theta Fund.20

(l)(8)
Initial Subscription Agreement for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund (f/k/a the (f/k/a ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund, respectively).20

(l)(9)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.20
(l)(10)	Form of Initial Subscription Agreement for the Thornhill Strategic Equity Fund.19
(l)(11)	Form of Initial Subscription Agreement for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).31
(l)(12)	Initial Subscription Agreement for the CV Asset Allocation Fund.26
(l)(13)	Form of Initial Subscription Agreement for the CV Sector Rotation Fund.24
(m)(1)	Distribution Plan under Rule 12b-1 for the Caritas All-Cap Growth Fund.2
(m)(2)	Distribution Plan under Rule 12b-1 for the Presidio Multi-Strategy Fund.4
(m)(3)	Amended Distribution Plan under Rule 12b-1 for the Roumell Opportunistic Value Fund.27
(m)(4)	Distribution Plan under Rule 12b-1 for the Rx Dynamic Growth Fund (f/k/a FMX Growth Allocation Fund).6
(m)(5)	Distribution Plan under Rule 12b-1 for the Rx Dynamic Total Return Fund (f/ka FMX Total Return Fund).6
(m)(6)
Distribution Plan under Rule 12b-1 for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund (f/k/a the ISM Non Traditional Fund, ISM High Income Fund, ISM Strategic Equity Fund, ISM Strategic Fixed Income Fund, ISM Global Alpha Tactical Fund, ISM Tax Free Fund, ISM Dividend Income Fund, and ISM Premier Asset Management Fund, respectively).16

(m)(7)	Distribution Plan under Rule 12b-1 for the Rx Fundamental Growth Fund.30
(m)(8)	Distribution Plan under Rule 12b-1 for the SCS Tactical Allocation Fund.10
(m)(9)	Distribution Plan under Rule 12b-1 for the Crescent Funds.11
(m)(10)	Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.15
(m)(11)	Distribution Plan under Rule 12b-1 for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).34
(m)(12)	Distribution Plan under Rule 12b-1 for the CV Sector Rotational Fund.24
(m)(13)	Distribution Plan under Rule 12b-1 for the Matisse Discounted Closed-End Fund Strategy.25

(n)(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Roumell Opportunistic Value Fund.27
(n)(2)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the RiskX Funds (f/k/a FMX Funds).30
(n)(3)	Multiple Class Plan Pursuant to Rule 18f-3 for the Crescent Funds.11
(n)(4)	Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.15
(n)(5)	Multiple Class Plan Pursuant to Rule 18f-3 for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).34
(n)(6)	Multiple Class Plan Pursuant to Rule 18f-3 for the CV Sector Rotational Fund.24
(n)(7)	Multiple Class Plan Pursuant to Rule 18f-3 for the Matisse Discounted Closed-End Fund Strategy.25
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.2
(p)(2)	Code of Ethics for FolioMetrix, LLC, investment advisor to the RiskX Funds (f/k/a FMX Funds).3
(p)(3)	Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.5
(p)(4)	Code of Ethics for Navigator Money Management, Inc., investment advisor to The Sector Rotation Fund.7
(p)(5)	Code of Ethics for Sentinel Capital Solutions, investment advisor to the SCS Tactical Allocation Fund.10
(p)(6)	Code of Ethics for Greenwood Capital Associates, LLC, investment advisor to the Crescent Funds.11
(p)(7)	Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.15
(p)(8)	Code of Ethics for Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Strategy.18
(p)(9)	Code of Ethics for Thornhill Securities, Inc., investment advisor to the Thornhill Strategic Equity Fund.19
(p)(10)
Code of Ethics for CV Investment Advisors, LLC, investment advisor to the CV Asset Allocation Fund, CV Sector Rotational Fund, Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund), Caritas All-Cap Growth Fund, and Presidio Multi-Strategy Fund.24

(p)(11)	Code of Ethics for Horizons West Capital Partners, LLC, investment sub-advisor to the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).31

(p)(12)	Code of Ethics for Forward Management, LLC, investment sub-advisor to the Rx Dividend Income Fund (f/k/a ISM Dividend Income Fund).23
(p13)	Code of Ethics for ICC Capital Management, Inc., investment sub-advisor to the CV Sector Rotational Fund.24
(p14)	Code of Ethics for Navellier & Associates, Inc., investment sub-advisor to the Rx Fundamental Growth Fund.30
(q)	Copy of Power of Attorney.32
____________________
1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 26, 2009.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on July 24, 2009.
3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A filed on August 19, 2009.
4.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on February 26, 2010.
5.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A filed on November 15, 2010.
6.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on November 19, 2010.
7.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on June 27, 2011.
8.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2011.
9.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2011.
10.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on November 4, 2011.
11.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A filed on November 14, 2011.
12.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on December 1, 2011.
13.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A filed on December 29, 2011.
14.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A filed on January 30, 2012.
15.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A filed on May 4, 2012.
16.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on July 7, 2012.
17.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A filed on July 12, 2012.
18.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A filed on July 31, 2012.
19.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A filed on August 29, 2012.
20.	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A filed on October 22, 2012.
21.	Incorporated herein by reference to Post-Effective Amendment No. 91 to Registrant’s Registration Statement on Form N-1A filed on December 31, 2012.
22.	Incorporated herein by reference to Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2013.

23.	Incorporated herein by reference to Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A filed on January 15, 2013.
24.	Incorporated herein by reference to Post-Effective Amendment No. 98 to Registrant’s Registration Statement on Form N-1A filed on February 4, 2013.
25.	Incorporated herein by reference to Post-Effective Amendment No. 100 to Registrant’s Registration Statement on Form N-1A filed on March 15, 2013.
26.	Incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A filed on April 4, 2013.
27.	Incorporated herein by reference to Post-Effective Amendment No. 117 to Registrant’s Registration Statement on Form N-1A filed on May 24, 2013.
28.	Incorporated herein by reference to Post-Effective Amendment No. 129 to Registrant’s Registration Statement on Form N-1A filed on July 17, 2013.
29.	Incorporated herein by reference to Post-Effective Amendment No. 130 to Registrant’s Registration Statement on Form N-1A filed on July 23, 2013.
30.	Incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant’s Registration Statement on Form N-1A filed on August 2, 2013.
31.	Incorporated herein by reference to Post-Effective Amendment No. 136 to Registrant’s Registration Statement on Form N-1A filed on August 13, 2013.
32.	Incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2013.
33.	Incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant’s Registration Statement on Form N-1A filed on September 30, 2013.
34.	Filed herewith.

ITEM 29.   Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.   Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant’s Trust Instrument contains the following provisions:

 The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a)           Subject to the exceptions and limitations contained in Subsection (b) below:

(i)           every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii)           as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i)           who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)           in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)           To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)           Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors’ and Distributor’s personnel may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 31.  Business and other Connections of the Investment Advisor

See the section of the Prospectuses entitled “Management of the Fund – The Investment Advisor” and the section of the Statements of Additional Information entitled “Management and Other Service Providers” for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.

ITEM 32.  Principal Underwriter

(a)
Capital Investment Group, Inc. is underwriter and distributor for Arin Large Cap Theta Fund, Caritas All-Cap Growth Fund, Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, Crescent Strategic Income Fund, CV Asset Allocation Fund, CV Sector Rotational Fund, Hillman Focused Advantage Fund, Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund), Matisse Discounted Closed-End Fund Strategy, Paladin Long Short Fund, Presidio Multi-Strategy Fund, Roumell Opportunistic Value Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, Rx Premier Managers Fund, Rx Fundamental Growth Fund, SCS Tactical Allocation Fund, Sector Rotation Fund, and Thornhill Strategic Equity Fund.

(b)
Set forth below is information concerning each director and officer of the Distributor.  The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622, 919-831-2370.

(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None
(c)	Not applicable.

ITEM 33.  Location of Accounts and Records

All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.

The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri  64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 300 Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428.  T.  The address for CV Investment Advisors, LLC, investment advisor for the CV Asset Allocation Fund, CV Sector Rotational Fund, Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund), Caritas All-Cap Growth Fund, and Presidio Multi-Strategy Fund is 300 Conshohocken State Road, Suite 200, West Conshohocken, Pennsylvania 19428.  The address of Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Fund Strategy, is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035.  The address of FolioMetrix, LLC, investment advisor to the RiskX Funds (formerly known as the FMX Funds) is 821 Pacific Street, Omaha, Nebraska 68108.  The address for Greenwood Capital Associates, LLC, investment advisor for the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund, is 104 Maxwell Avenue, Greenwood, South Carolina 29646.  The address for Horizons West Capital Partners, LLC, investment sub-advisor for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund) is 75 Glen Road, Suite G-14, Newtown, Connecticut 06482.  The address for ICC Capital Management, Inc., investment sub-advisor for the CV Sector Rotational Fund is 390 N. Orange Avenue, 27th Floor, Orlando, Florida 32803.  The address for Navigator Money Management, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590.  .  The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sentinel Capital Solutions, Inc., investment advisor to the SCS Tactical Allocation Fund, is 38 S. Potomac Street, Suite 304, Hagerstown, MD 21740. The address for Thornhill Securities, Inc., investment advisor for the Thornhill Strategic Equity Fund, is 336 S. Congress, Suite 200, Austin, Texas  78704.

ITEM 34.  Management Services

None.

ITEM 35.  Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this  11th day of October, 2013.

STARBOARD INVESTMENT TRUST

By:           /s/ A. Vason Hamrick
A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee	October 11, 2013
Jack E. Brinson

*	Trustee and Chairman	October 11, 2013
James H. Speed, Jr.

*	Trustee	October 11, 2013
J. Buckley Strandberg

*	Trustee	October 11, 2013
Michael G. Mosley

*	Trustee	October 11, 2013
Theo H. Pitt, Jr.

*	President, RiskX Funds	October 11, 2013
D.J. Murphey

*	Treasurer, RiskX Funds	October 11, 2013
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	October 11, 2013
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	October 11, 2013
Craig L. Lukin

*	President and Treasurer,	October 11, 2013
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	October 11, 2013
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	October 11, 2013
J. Philip Bell

*	Treasurer, Crescent Funds	October 11, 2013
Walter B. Todd, III

*	President, Arin Funds	October 11, 2013
Joseph J. DeSipio

*	Treasurer, Arin Funds	October 11, 2013
Lawrence H. Lempert

*	President,	October 11, 2013
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President and Treasurer,	October 11, 2013
Gabriel F. Thornhill IV	Thornhill Strategic Equity Fund

*	President,	October 11, 2013
Steven M. MacNamara	Horizons West Multi-Strategy Hedged Income Fund

*	Treasurer of the CV Sector Rotational Fund,	October 11, 2013
Brenda A. Smith	Horizons West Multi-Strategy Hedged Income Fund, and CV Sector Rotational Fund; President and Treasurer of CV Asset Allocation Fund, Caritas All-Cap Growth Fund, and Presidio Multi-Strategy Fund

/s/ T. Lee Hale, Jr. T. Lee Hale, Jr.	Treasurer of the Matisse Discounted Closed-End Fund Strategy, Chief Compliance Officer and Assistant Treasurer of the Trust	October 11, 2013

* By: /s/ A. Vason Hamrick	Dated: October 11, 2013
A. Vason Hamrick, Secretary and Attorney-in-Fact